SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Conservative Growth Portfolio, a portfolio of Federated Managed Allocation Portfolios, for the six-month period from December 1, 1999 through May 31, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 37% of the fund's $204-million portfolio was invested across stocks, including large cap and foreign.1 The rest of the portfolio was diversified among U.S. and foreign bonds.1

During the reporting period, the fund's Institutional Shares delivered a total return of 1.31% through dividends totaling $0.226 per share, and capital gains totaling $0.260 per share.2 The fund's Select Shares produced a total return of 0.96% through dividends totaling $0.185 per share, and capital gains totaling $0.260 per share.2

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Conservative Growth Portfolio. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX MONTHS ENDED MAY 31, 2000

The six month reporting period ended May 31, 2000 was a generally favorable one for financial assets, and Federated Managed Conservative Growth Portfolio participated in the advance. For the reporting period, an investor in the fund's Institutional Shares had a total return of 1.31%,1 while an investor in the fund's Select Shares had a total return of 0.96%.1 As usual, performance among asset classes showed wide variation. Stocks of small U.S. companies did especially well early in the reporting period before declining in the last half of the reporting period when large company stocks provided better relative performance. Unlike stocks, bond prices fell early in the reporting period before rising for most of the remainder. The rising value of the dollar reduced returns to dollar-based holders of foreign stocks and bonds.

ASSET ALLOCATION AS OF MAY 31, 2000

Federated Managed Conservative Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio should achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative return. The following table shows the allocation of the portfolio among different asset categories at May 31, 2000.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

Asset Category	Benchmark Allocation	Percentage as of May 31, 2000
Bonds[1]		62
U.S. Treasury Securities	21.6	23
Mortgage-Backed Securities	18.5	18
Investment Grade Corporate Bonds	11.9	13
High Yield Corporate Bonds	3.0	3
Foreign Bonds	5.0	5

Equities[1]		37
Large Company Stocks	25.0	26
Small Company Stocks	5.0	5
Foreign Stocks	10.0	6

1 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 2000 have been included under the appropriate equity asset category.

The fund has a below normal allocation to stocks following the steep decline in the prices of small company stocks during March, April and May. Concerns that the strong rate of growth in the U.S. economy would lead to higher inflation rates has resulted in the Federal Reserve Board (the "Fed") increasing short-term interest rates on three occasions during the six-month reporting period. When economic growth failed to slow, investors became concerned that many additional increases by the Fed would be necessary to prevent higher inflation. These concerns contributed to the decline in stock prices.

STRUCTURE OF THE BOND PORTFOLIO

Management has adopted a normal bond position following the rise in bond prices which occurred during the past six months. At the beginning of the reporting period, bond yields were higher because of investor concerns that the rapid rate of growth in the U.S. economy would lead to higher inflation rates. As the Fed continued to increase short-term interest rates in order to slow economic growth, investor concerns diminished. This change in outlook resulted in a reduction in bond yields and higher bond prices.

Within the bond portfolio, investment grade corporate bonds are currently emphasized because of the higher than normal yield advantage which these securities tend to offer. Following the announcement by the U.S. Treasury that a portion of the fiscal surplus will be used to reduce the supply of outstanding U.S. Treasury bonds, prices of these bonds rose more rapidly than the prices of other types of bonds resulting in higher relative yields for other types of bonds.

STRUCTURE OF THE EQUITY PORTFOLIO

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations while small cap and foreign stocks are held at below their normal allocations. This allocation contributed to the returns of the fund as large cap stocks had better performance relative to small cap stocks during the latter part of the reporting period. The lower weight on foreign stocks also contributed to returns as the increase in the value of the dollar over the last six months has decreased the returns for U.S. investors in foreign stocks.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		STOCKS--36.9%
		LARGE-CAP STOCKS--25.8%
		Basic Materials--0.6%
8,101		Du Pont (E.I.) de Nemours & Co.	$396,949
4,000		PPG Industries, Inc.	198,250
7,200		Weyerhaeuser Co.	357,300
8,200		Willamette Industries, Inc.	266,500

		TOTAL	1,218,999

		Capital Goods--1.7%
4,200		Caterpillar, Inc.	160,650
3,900		Eaton Corp.	282,994
36,600		General Electric Co.	1,926,075
4,800		Honeywell International, Inc.	262,500
11,700		Tyco International Ltd.	550,631
3,200		United Technologies Corp.	193,400

		TOTAL	3,376,250

		Communication Services--2.0%
6,300		Alltel Corp.	412,256
21,765		AT&T Corp.	754,973
11,200		Bell Atlantic Corp.	592,200
13,800		BellSouth Corp.	644,287
6,800		Comcast Corp., Class A	257,550
9,200		GTE Corp.	581,900
2,900	[1]	NEXTEL Communications, Inc., Class A	268,613
6,400	[1]	Sprint Corp. (PCS Group)	355,200
2,600		U.S. West, Inc.	187,200

		TOTAL	4,054,179

		Consumer Cyclicals--1.7%
3,200	[1]	Convergys Corp.	143,800
5,000		Costco Wholesale Corp.	159,687
10,100		Ford Motor Co.	490,481
5,700		General Motors Corp.	402,562
11,450		Home Depot, Inc.	558,903
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Consumer Cyclicals--continued
7,500		Knight-Ridder, Inc.	$397,500
3,800		Target Corp.	238,213
20,500		Wal-Mart Stores, Inc.	1,181,313

		TOTAL	3,572,459

		Consumer Staples--2.2%
5,000	[1]	Clear Channel Communications, Inc.	374,375
11,800		Coca-Cola Co.	629,825
6,100		Dial Corp.	86,925
4,600		Gillette Co.	153,525
6,200		Kimberly-Clark Corp.	375,100
7,700		PepsiCo, Inc.	313,294
14,300		Philip Morris Cos., Inc.	373,588
7,600		Procter & Gamble Co.	505,400
8,377	[1]	Viacom, Inc., Class B	519,374
11,600		Walgreen Co.	329,150
18,900		Walt Disney Co.	797,344

		TOTAL	4,457,900

		Energy--2.3%
9,700		Ashland, Inc.	338,894
5,500		Chevron Corp.	508,406
5,897		Conoco, Inc., Class B	168,064
23,540		Exxon Mobil Corp.	1,961,176
3,700		Halliburton Co.	188,700
12,100		Royal Dutch Petroleum Co., ADR	755,494
5,400		Schlumberger Ltd.	397,238
6,200		Texaco, Inc.	356,113

		TOTAL	4,674,085

		Financials--4.5%
12,704		Allstate Corp.	336,656
9,000		American Express Co.	484,312
8,153		American International Group, Inc.	917,722
13,134		Bank of America Corp.	729,758
6,300		Chase Manhattan Corp.	470,531
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--continued
27,425		Citigroup, Inc.	$1,705,492
7,000		Fannie Mae	420,875
11,200		First Union Corp.	394,100
9,008		Fleet Boston Financial Corp.	340,615
3,700		Loews Corp.	243,738
8,200		Mellon Financial Corp.	316,213
3,700		Merrill Lynch & Co., Inc.	364,913
12,000		Morgan Stanley Dean Witter & Co.	863,250
5,000		PNC Bank Corp.	251,875
9,500		Post Properties, Inc.	416,813
6,000		Schwab (Charles) Corp.	172,500
15,100		U.S. Bancorp	392,600
9,576		Washington Mutual, Inc.	275,310

		TOTAL	9,097,273

		Health Care--2.7%
9,300		Abbott Laboratories	378,394
5,000	[1]	Amgen, Inc.	318,125
3,600		Baxter International, Inc.	239,400
9,200		Bristol-Myers Squibb Co.	506,575
6,500		Johnson & Johnson	581,750
5,100		Lilly (Eli) & Co.	388,238
6,600		Medtronic, Inc.	340,725
10,000		Merck & Co., Inc.	746,250
17,200		Pfizer, Inc.	766,475
8,969		Pharmacia Corp.	465,827
8,800		Schering Plough Corp.	425,700
3,700		Warner-Lambert Co.	451,863

		TOTAL	5,609,322

		Technology--7.6%
11,300	[1]	America Online, Inc.	598,900
5,400	[1]	Applied Materials, Inc.	450,900
7,700		Automatic Data Processing, Inc.	423,019
32,000	[1]	Cisco Systems, Inc.	1,822,000
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Technology--continued
13,800		Compaq Computer Corp.	$362,250
6,300		Computer Associates International, Inc.	324,450
9,600	[1]	Compuware Corp.	97,800
2,100		Corning, Inc.	406,219
13,400	[1]	Dell Computer Corp.	577,875
5,600	[1]	EMC Corp. Mass	651,350
4,700		Eastman Kodak Co.	280,825
4,200		Electronic Data Systems Corp.	270,112
9,500		First Data Corp.	532,594
5,300		Hewlett-Packard Co.	636,662
14,000		Intel Corp.	1,745,625
9,100		International Business Machines Corp.	976,544
13,670		Lucent Technologies, Inc.	784,316
13,300	[1]	Microsoft Corp.	832,081
4,100		Motorola, Inc.	384,375
8,300		Nortel Networks Corp.	450,794
13,800	[1]	Oracle Corp.	991,875
4,300	[1]	Qualcomm, Inc.	285,413
8,500	[1]	Sun Microsystems, Inc.	651,313
9,600		Texas Instruments, Inc.	693,600
2,700	[1]	Yahoo, Inc.	305,269

		TOTAL	15,536,161

		Transportation--0.2%
8,600		Union Pacific Corp.	363,888

		Utilities--0.3%
5,600		Enron Corp.	408,100
8,500		Reliant Energy, Inc.	242,250

		TOTAL	650,350

		TOTAL LARGE-CAP STOCKS	52,610,866

		FOREIGN EQUITY--6.0%
		Australia--0.1%
7,200		ERG Ltd.	34,045
1,600		News Corp., Ltd.	18,097
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Australia--continued
1,250		News Corp. Ltd., ADR	$56,953
31,200		PowerLan Ltd.	19,419

		TOTAL	128,514

		Belgium--0.0%
1,700	[1]	Lernout and Hauspie Speech Products NV	71,081

		Brazil--0.0%
1,150		Unibanco Uniao de Bancos Brasileiros SA, ADR	27,816

		Canada--0.1%
500	[1]	C-MAC Industries, Inc.	19,093
1,400		Descartes Systems Group, Inc. (Legend)	38,788
1,000		Nortel Networks Corp.	53,241
2,150		Quebecor World, Inc.	50,596
1,225	[1]	Rogers Communications, Inc., Class B	32,017
1,800		Talisman Energy, Inc.	57,681

		TOTAL	251,416

		China--0.0%
52,000		Shanghai Petrochemical Co. Ltd., Class H	6,406
47,000		Yanzhou Coal Mining Co., Class H	8,324
99,000		Zhejiang Expressway Co., Ltd.	12,705

		TOTAL	27,435

		Denmark--0.0%
850		Tele Danmark AS	60,017

		Finland--0.1%
5,600		JOT Automation Group Oyj	32,810
3,180		Nokia Oyj	165,546
500		Nokia Oyj, ADR, Class A	26,000
1,400	[1]	Perlos Oyj	50,286
100	[1]	Satama Interactive Oyj	483

		TOTAL	275,125

		France--1.2%
400		AXA	58,962
800		Accor SA	32,392
4,500		Alcatel	248,958
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
210		Bouygues SA	$130,091
25		Canal Plus	4,758
780		Carrefour SA	55,196
560		Casino Ord	49,894
140		Christian Dior SA	32,000
775		Compagnie de Saint Gobain	108,094
250		France Telecom SA	36,502
26,000		iShares MSCI France Index Fund	731,250
300		Lagardere S.C.A.	20,991
100	[1]	Liberty Surf Group SA	3,191
300		M6 Metropole Television	170,450
430		Pinault-Printemps-Redoute SA	92,550
1,250		STMicroelectronics NV (NY Reg Shs)	74,519
1,354		Total Fina SA, Class B	213,357
1,100		Valeo SA	55,725
1,800		Vivendi SA	193,121

		TOTAL	2,312,001

		Germany, Federal Republic of--0.6%
15	[1]	ADVA AG Optical Networking	7,977
1,800		Bayerische Motoren Werke AG (BMW)	54,745
2,000		Continental AG	36,945
310	[1]	Epcos AG	37,844
90	[1]	GFK AG	3,669
600	[1]	Infineon Technologies AG	39,240
150		Intershop Communications AG	60,595
29,000		iShares MSCI Germany Index Fund	717,750
500	[1]	Medion AG	45,715
15		Porsche Vorzug	39,268
375		Schering AG	56,222
200		Siemens AG	29,334
1,990	[1]	Thyssen Krupp AG	33,975

		TOTAL	1,163,279

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Hong Kong--0.1%
40,300		Amoy Properties Ltd.	$23,920
89,000		Beijing Datang Power	13,592
16,000		Brilliance China Automotive Holdings Ltd.	2,505
19,600		Cosco Pacific Ltd.	14,589
6,600		Television Broadcasts Ltd.	42,773

		TOTAL	97,379

		Israel--0.0%
400	[1]	Geo Interactive Media Group PLC	3,592

		Italy--0.2%
5,300		Arn Mondadori Edit	121,885
12,000		iShares MSCI Italy Index Fund	295,500

		TOTAL	417,385

		Japan--1.0%
4,000		Amada Co.	34,539
4,000		Asahi Glass Co., Ltd.	37,101
1,000		Canon, Inc.	46,052
6		DDI Corp.	61,278
2,200		Daiwabo Information System Co., Ltd.	34,112
3,000		Fuji Oil Co., Ltd.	25,598
300		Hirose Electric Co.	42,031
72,000		iShares MSCI Japan Index Fund	1,035,000
1,000		Katokichi Co.	25,068
1,100		Kyocera Corp.	182,610
4,000		NEC Corp.	101,388
2,000		Nippon Electric Glass Co., Ltd.	36,990
10		Nippon TV Network Corp.	6,861
30	[1]	Nippon TV Network Corp. (New Shares)	19,943
4		Nippon Telegraph & Telephone Corp.	47,537
500		Ono Pharmaceutical Co., Ltd.	18,105
1,100		Sony Corp.	99,578
1,000		Taiyo Yuden Co.	75,948
2,000		Tokyo Electric Power Co.	49,951
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
3,000		Tostem Corp.	$49,441
4,000		Yamaha Motor Co.	33,982

		TOTAL	2,063,113

		Korea, Republic of--0.1%
2,100		Hyundai Electronics Industries Co.	32,722
4,855		Korea Data Systems	23,211
150		SK Telecom Co., Ltd.	51,129
255		Samsung Electronics Co.	69,535

		TOTAL	176,597

		Mexico--0.0%
625		Telefonos de Mexico, Class L, ADR	30,430

		Netherlands--0.6%
800		ASM International NV	21,719
3,520	[1]	ASM Lithography Holding NV	129,586
2,750	[1]	BE Semiconductor Industries NV	43,872
16,000		iShares MSCI Netherlands Index Fund	382,000
1,700		Koninklijke Ahold NV	48,056
6,310		Koninklijke (Royal) Philips Electronics NV	281,748
2,150		Laurus NV	21,864
100		OpenTV Corp., ADR	4,525
1,050		Unique International NV	26,792
3,900	[1]	United Pan-Europe Communications NV	101,041
6,300		Vendex KBB NV	112,262

		TOTAL	1,173,465

		Norway--0.0%
1,100		Tomra Systems ASA	23,226

		Portugal--0.1%
4,100		Banco Pinto & Sotto Mayor	92,567
13,500		Banco Portugues do Atlantico	51,891
4,500		Portugal Telecom SA	49,120
3,900		Telecel - Comunicacoes Pessoais SA	63,310

		TOTAL	256,888

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Singapore--0.1%
3,300		Chartered Semiconductor Manufacturing Ltd.	$31,413
25,000		Delgro Corporation Ltd.	58,557
5,000	[1]	ST Assembly Test Services Ltd.	14,856
4,000		Singapore Press Holdings Ltd.	60,230

		TOTAL	165,056

		Spain--0.1%
550		Grupo Empresarial Ence SA	10,160
400	[1]	Sogecable SA	14,797
4,765		Telefonica SA	97,801
6,400		Union Electrica Fenosa	133,449

		TOTAL	256,207

		Sweden--0.2%
4,550		Gambro AB, Class A	33,933
600	[1]	Modern Times Group, Class B	26,881
29,000		Rotternos AB	29,697
2,150		SKF AB	39,367
7,400		Telefonaktiebolaget LM Ericsson	150,323

		TOTAL	280,201

		Switzerland--0.3%
28,000		iShares MSCI Switzerland Index Fund	441,000
13	[1]	Kudelski SA	144,594
300		UBS AG	40,477

		TOTAL	626,071

		Taiwan, Province of China--0.0%
128	[1]	Taiwan Semiconductor Manufacturing Co., ADR	4,520

		United Kingdom--1.1%
325	[1]	ARM Holdings PLC, ADR	8,409
5,100		BAA PLC	37,253
7,768		BP Amoco PLC	70,753
7,400		Bass PLC	80,970
17,000		British Aerospace PLC	106,748
3,075		British Telecommunication PLC	44,601
6,400		CMG PLC	89,380
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
5,500	[1]	Cable & Wireless PLC	$91,794
5,200		Cable & Wireless Communications PLC	86,398
14,450		Diageo PLC	123,720
600	[1]	Energis PLC	22,812
66,000		iShares MSCI United Kingdom Index Fund	1,249,875
1,800		Pace Micro Technology PLC	24,518
3,582		Prudential Corp., PLC	54,234
1,500		Railtrack Group PLC	18,860
2,000		Reckitt Benckiser PLC	21,944
8,200		Royal Bank of Scotland PLC, Edinburgh	135,016
7,600		Ti Group PLC	42,091

		TOTAL	2,309,376

		United States--0.0%
200	[1]	Infonet Services Corp., Class B	2,300
200	[1]	ST Assembly Test Services Ltd., ADR	6,175

		TOTAL	8,475

		TOTAL FOREIGN EQUITY	12,208,665

		FUTURES CONTRACTS COLLATERAL--5.1%[2]
10,500,000		United States Treasury Bill, 6/15/2000	10,482,885

		TOTAL STOCKS (IDENTIFIED COST $60,779,738)	75,302,416

		BONDS--62.3%
		TREASURY AND GOVERNMENT SECURITIES--23.3%
		Repurchase Agreement--8.8%[3]
$17,885,000		Societe Generale, New York, 6.370%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	17,885,000

		U. S. Treasury Agreements--14.5%
2,000,000		United States Treasury Note, 5.625%, 5/15/2008	1,898,820
11,301,000		United States Treasury Note, 6.000%, 8/15/2009	11,019,153
4,300,000		United States Treasury Note, 6.125%, 8/15/2007	4,209,055
2,200,000		United States Treasury Note, 6.500%, 10/15/2006	2,193,466
10,200,000		United States Treasury Note, 6.625%, 5/15/2007	10,263,342

		TOTAL	29,583,836

		TOTAL TREASURY AND GOVERNMENT SECURITIES	47,468,836

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		HIGH YIELD BONDS--3.1%
$785,138	[4]	The High Yield Bond Portfolio	$6,257,550

		MORTGAGE-BACKED SECURITIES--18.5%
4,017,330	[4]	Federated Mortgage Core Portfolio	37,803,079

		INVESTMENT GRADE BONDS--12.8%
		Air Transportation--0.1%
265,000		Delta Air Lines, Inc., Sr. Note, 6.65%, 3/15/2004	246,728

		Automotive--0.5%
750,000		Arvin Capital, Inc., Company Guarantee, 9.50%, 2/1/2027	690,787
350,000		Hertz Corp., Note, 8.25%, 6/01/2005	351,813

		TOTAL	1,042,600

		Banking--0.7%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	86,039
250,000		Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004	256,395
400,000	[5]	Den Danske Bank, Note, 7.40%, 6/15/2010	390,452
300,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	304,233
400,000	[5]	Swedbank, Sub., Note, 7.50%, 11/1/2006	366,929

		TOTAL	1,404,048

		Beverage & Tobacco--0.1%
150,000		Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001	146,508

		Cable Television--0.5%
600,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	645,012
350,000		Continental Cablevision, Sr. Note, 8.50%, 9/15/2001	354,539

		TOTAL	999,551

		Chemicals & Plastics--0.2%
450,000	[5]	Bayer Corp., Deb., 6.50%, 10/1/2002	441,405

		Ecological Services & Equipment--0.3%
350,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	335,468
275,000		Waste Management, Deb., 8.75%, 5/1/2018	240,342

		TOTAL	575,810

		Education--0.2%
375,000		Boston University, MTN, 625%, 7/15/2097	328,223

		Electronics--0.3%
700,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	666,813

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Finance - Automotive--0.3%
$500,000		General Motors Acceptance Corp., Sr. Note, 6.00%, 2/01/2002	$487,845

		Finance - Retail--0.1%
200,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/05/2000	199,760

		Financial Intermediaries--2.1%
950,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	880,071
350,000		Capital One Financial, Note, 7.125%, 8/01/2008	310,485
500,000		FINOVA Capital Corp., Note, 7.250%, 11/08/2004	423,125
300,000		Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002	291,048
400,000		Lehman Brothers Holdings, Note, 6.90%, 1/29/2001	397,708
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	280,785
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	386,647
950,000		PaineWebber Group, Inc., 7.625%, 12/01/2009	873,478
225,000		Salomon, Inc., Note, 7.20%, 2/1/2004	220,039
325,205	[5]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	300,355

		TOTAL	4,363,741

		Financial Services--0.6%
750,000		General Electric Capital Corp., 7.00%, 3/01/2002	746,250
450,000		Morgan Stanley, Dean Witter & Co., Unsecd. Note, 6.875%, 3/01/2003	439,533

		TOTAL	1,185,783

		Food & Drug Retailers--0.4%
950,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	884,080

		Forest Products--0.8%
960,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	962,227
650,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	667,563

		TOTAL	1,629,790

		Health Care--0.3%
600,000		COL HCA Heathcare Corp., Sr. Note, 6.41%, 6/15/2000	602,898

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Insurance--0.9%
$250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	$222,560
350,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	267,750
400,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002	278,000
365,000		Geico Corp, Deb., 9.15%, 9/15/2021	384,772
600,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	464,814
250,000		USF&G Capital II, Company Guarantee, 8.47%, 1/10/2027	229,458

		TOTAL	1,847,354

		Leisure & Entertainment--0.4%
600,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	579,810
125,000		Viacom, Inc., Sr. Deb., 8.25%, 8/01/2022	117,735

		TOTAL	697,545

		Metals & Mining--0.4%
400,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	393,276
450,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	437,567

		TOTAL	830,843

		Printing & Publishing--0.2%
440,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	439,833

		Real Estate--0.3%
800,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	649,288

		Retailers--1.1%
450,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/01/2007	402,934
400,000		May Department Stores, Deb., 8.125%, 8/15/2035	377,644
1,090,000		Shopko Stores, Sr. Note, 8.50%, 3/15/2002	1,096,758
450,000		Target Corp., Note, 7.50%, 2/15/2005	446,927

		TOTAL	2,324,263

		Sovereign Government--0.4%
400,000		Colombia, Government of, Note, 7.25%, 2/15/2003	348,000
360,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	367,528

		TOTAL	715,528

		Supranational--0.1%
250,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/01/2004	241,880

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Telecommunicatons & Cellular--1.1%
$800,000		BellSouth Telecommunications, Note, 6.00%, 6/15/2002	$771,488
30,588		TCI Communications, Inc., 9.725%, Pfd., $2.43	793,376
840,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	774,472

		TOTAL	2,339,336

		Utilities--0.4%
250,000		Enersis SA, Note, 7.40%, 12/1/2016	197,695
750,000		National Rural Utilities, MTN, 5.75%, 12/01/2008	648,307

		TOTAL	846,002

		TOTAL INVESTMENT GRADE BONDS	26,137,455

		FOREIGN BONDS--4.6%
		Belgian Franc--0.2%
387,355		Belgium, Government of, Bond, 6.50%, 3/31/2005	378,223

		British Pound--0.1%
145,000		United Kingdom, Government of, Bond, 6.50%, 12/07/2003	220,082

		Canadian Dollar--0.6%
290,000		Canada, Government of, Deb., 6.50%, 6/1/2004	195,204
375,000		Ontario Hydro, 9.00%, 6/24/2002	262,864
90,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	837,320

		TOTAL	1,295,388

		Danish Krone--0.1%
1,170,000		Denmark, Government of, 5.00%, 8/15/2005	141,609

		Deutsche Mark--0.4%
52,000,000		DSL Bank, Note, 2.60%, 7/10/2002	504,415
380,401		Treuhandanstalt, Foreign Government Guarantee, 6.875%, 6/11/2003	371,681

		TOTAL	876,096

		Finland Markka--0.2%
350,000		Finland, Government of, Bond, 5.75%, 2/23/2011	335,548

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Greek Drachma--0.3%
$160,000,000		Greece, Government of, 9/30/2003	$460,251
34,000,000		Greece, Government of, Floating Rate Note, 10/23/2003	97,850

		TOTAL	558,101

		Hungarian Forint--0.0%
19,600,000		Hungary, Government of, Bond, 14.00%, 12/12/2002	76,298

		Irish Pound--0.2%
420,000		Ireland, Government of, 3.50%, 10/18/2005	359,003

		Italian Lira--0.7%
62,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	581,690
960,000		Italy, Government of, Bond, 4.75%, 7/01/2005	871,898

		TOTAL	1,453,588

		Netherlands Guilder--0.3%
50,000		Netherlands, Government of, 5.50%, 1/15/2028	46,461
542,646		Netherlands, Government of, 5.75%, 1/15/2004	515,880

		TOTAL	562,341

		New Zealand Dollar--0.0%
180,000		New Zealand, Government of, Bond, Series 403, 5.50%, 4/15/2003	78,920

		Norwegian Krone--0.3%
48,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	447,618
1,615,000		Norway, Government of, Bond, 7.00%, 5/31/2001	181,300

		TOTAL	628,918

		Polish Zloty--0.3%
280,000		Poland, Government of, Bond, 12.00%, 10/12/2003	57,274
2,375,000		Poland, Government of, Series 0604, 10.00%, 6/12/2004	457,978

		TOTAL	515,252

		Portuguese Escutos--0.1%
170,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	168,895

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		South African Rand--0.1%
$1,500,000		South Africa, Government of, 13.50%, 9/15/2015	$203,630

		Spanish Peseta--0.4%
540,910		Spain, Government of, 6.15%, 1/31/2013	529,731
435,000		Spain, Government of, Bond, 4.25%, 7/30/2002	398,853

		TOTAL	928,584

		U.S. Dollar--0.3%
69,000,000		International Business Machines Corp., Note, 0.90%, 4/14/2003	641,702

		TOTAL FOREIGN BONDS	9,422,178

		TOTAL BONDS (IDENTIFIED COST $134,447,214)	127,089,098

		TOTAL INVESTMENTS (IDENTIFIED COST$195,226,952)[6]	$202,391,514

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open futures contracts is $8,559,000 at May 31, 2000.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in joint accounts with other Federated funds.

4 Pursuant to an exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions if any are declared and paid annually and recorded by the fund as capital gains received.

5 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $1,449,141 which represents 0.7% of net assets.

6 The cost of investments for federal tax purposes amounts to $195,226,952. The net unrealized appreciation of investments on a federal tax basis amounts to $7,164,562 which is comprised of $17,012,813 appreciation and $9,848,251 depreciation as of May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($204,090,588) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified cost and tax $195,226,952)		$202,391,514
Cash		1,634
Cash denominated in foreign currencies (identified cost $565,493)		560,133
Income receivable		1,603,199
Receivable for investments sold		408,476
Receivable for shares sold		247,719
Net receivable for foreign currency exchange contracts		341

TOTAL ASSETS		205,213,016

Liabilities:
Payable for investments purchased	$1,013,190
Payable for shares redeemed	583
Payable for taxes withheld	1,886
Payable for daily variation margin	85,500
Accrued expenses	21,269

TOTAL LIABILITIES		1,122,428

Net assets for 17,772,461 shares outstanding		$204,090,588

Net Assets Consist of:
Paid in capital		$187,537,459
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		5,146,880
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		10,649,565
Undistributed net investment income		756,684

TOTAL NET ASSETS		$204,090,588

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$143,806,088 ÷ 12,517,745 shares outstanding		$11.49

Select Shares:
$60,284,500 ÷ 5,254,716 shares outstanding		$11.47

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $6,552)			$2,244,160
Interest			2,814,559

TOTAL INCOME			5,058,719

Expenses:
Investment adviser fee		$780,122
Administrative personnel and services fee		78,327
Custodian fees		32,472
Transfer and dividend disbursing agent fees and expenses		45,872
Directors'/Trustees' fees		2,243
Auditing fees		6,988
Legal fees		4,768
Portfolio accounting fees		40,417
Distribution services fee--Select Shares		237,785
Shareholder services fee--Institutional Shares		180,808
Shareholder services fee--Select Shares		79,262
Share registration costs		8,868
Printing and postage		15,812
Insurance premiums		404
Miscellaneous		3,015

TOTAL EXPENSES		1,517,163

Waivers:
Waiver of distribution services fee--Select Shares	$(79,262)
Waiver of shareholder services fee--Institutional Shares	(144,647)

TOTAL WAIVERS		(223,909)

Net expenses			1,293,254

Net investment income			3,765,465

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments, foreign currency transactions and futures contracts (net of foreign taxes withheld of $1,901)			10,840,157
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(11,735,841)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(895,684)

Change in net assets resulting from operations			$2,869,781

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,765,465	$8,452,056
Net realized gain on investments, foreign currency transactions and futures contracts ($10,840,157 and $4,975,262, respectively, as computed for federal tax purposes)	10,840,157	5,231,044
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(11,735,841)	(2,621,660)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,869,781	11,061,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,836,976)	(6,514,079)
Select Shares	(1,013,353)	(2,035,929)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(3,346,946)	(6,849,466)
Select Shares	(1,428,099)	(2,422,569)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,625,374)	(17,822,043)

Share Transactions:
Proceeds from sale of shares	36,004,604	60,253,270
Net asset value of shares issued to shareholders in payment of distributions declared	6,449,846	12,528,265
Cost of shares redeemed	(49,541,146)	(90,395,625)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,086,696)	(17,614,090)

Change in net assets	(12,842,289)	(24,374,693)

Net Assets:
Beginning of period	216,932,877	241,307,570

End of period (including undistributed net investment income of $756,684 and $841,548, respectively)	$204,090,588	$216,932,877

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$11.82	$12.15	$11.98	$11.37	$11.14	$ 9.85
Income From Investment Operations:
Net investment income	0.22	0.45	0.44	0.49	0.50	0.50
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.06)	0.14	0.81	0.74	0.41	1.28

TOTAL FROM INVESTMENT OPERATIONS	0.16	0.59	1.25	1.23	0.91	1.78

Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.46)	(0.50)	(0.52)	(0.49)
Distributions from net realized gain on investments and foreign currency transactions and futures contracts	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)	--

TOTAL DISTRIBUTIONS	(0.49)	(0.92)	(1.08)	(0.62)	(0.68)	(0.49)

Net Asset Value, End of Period	$11.49	$11.82	$12.15	$11.98	$11.37	$11.14

Total Return[2]	1.31%	5.11%	11.19%	11.25%	8.54%	18.51%

Ratios to Average Net Assets:

Expenses	1.03%[3]	1.04%	1.08%	1.05%	1.05%	1.00%

Net investment income	3.83%[3]	3.78%	3.77%	4.27%	4.72%	5.10%

Expense waiver/reimbursement[4]	0.20%[3]	0.20%	0.20%	0.25%	0.31%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$143,806	$151,961	$178,521	$164,728	$156,635	$103,715

Portfolio turnover	28%	94%	117%	130%	154%	157%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$11.80	$12.14	$11.96	$11.36	$11.12	$ 9.83
Income From Investment Operations:
Net investment income	0.18	0.37	0.37	0.40	0.43	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.06)	0.13	0.81	0.74	0.41	1.34

TOTAL FROM INVESTMENT OPERATIONS	0.12	0.50	1.18	1.14	0.84	1.71

Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.38)	(0.42)	(0.44)	(0.42)
Distributions from net realized gain on investments and foreign currency transactions and futures contracts	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)	--

TOTAL DISTRIBUTIONS	(0.45)	(0.84)	(1.00)	(0.54)	(0.60)	(0.42)

Net Asset Value, End of Period	$11.47	$11.80	$12.14	$11.96	$11.36	$11.12

Total Return[2]	0.96%	4.29%	10.51%	10.41%	7.92%	17.76%

Ratios to Average Net Assets:

Expenses	1.73%[3]	1.74%	1.78%	1.75%	1.75%	1.75%

Net investment income	3.13%[3]	3.08%	3.07%	3.51%	4.02%	4.37%

Expense waiver/reimbursement[4]	0.25%[3]	0.25%	0.25%	0.30%	0.36%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$60,285	$64,972	$62,787	$47,499	$44,248	$24,787

Portfolio turnover	28%	94%	117%	130%	154%	157%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2000, the Fund had realized gains/losses of $1,366,853 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/ Receive	Position	Unrealized Appreciation (Depreciation)
June 2000	36 Russell 2000 Index Futures	Long	$(2,000,000)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the six months ended May 31, 2000, the Fund had outstanding foreign currency commitments as set forth below:

	Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:	June 2, 2000	21,600 British Pound Sterling	$31,709	$32,333	$624

	June 5, 2000	51,528 British Pound Sterling	77,117	77,129	12

Contracts Sold:	June 2, 2000	4,289,741 Japanese Yen	39,916	39,829	(87)

					$549

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000 there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,473,664	$28,697,126	3,354,992	$39,647,637
Shares issued to shareholders in payment of distributions declared	365,661	4,232,837	728,470	8,481,382
Shares redeemed	(3,180,693)	(37,074,414)	(5,918,228)	(69,640,434)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(341,368)	$(4,144,451)	(1,834,766)	$(21,511,415)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	630,271	$7,307,478	1,742,322	$20,605,633
Shares issued to shareholders in payment of distributions declared	191,396	2,217,009	347,320	4,046,883
Shares redeemed	(1,071,032)	(12,466,732)	(1,759,212)	(20,755,191)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(249,365)	$(2,942,245)	330,430	$3,897,325

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(590,733)	$(7,086,696)	(1,504,336)	$(17,614,090)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000, were as follows:

Purchases	$54,837,113

Sales	$76,322,386

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of industries for non-U.S. issuers was as follows.

Conservative Growth Portfolio
Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.1%	Insurance	0.1%
Automobiles & Components	0.1	Media	0.3
Banking	0.5	Metals & Mining	0.2
Banks	0.2	Oil (Int'l Integrated)	0.4
Capital Goods	0.4	Pharmaceuticals & Biotechnology	0.0
Commercial Services & Supplies	0.0	Real Estate	0.0
Communication Equipment	0.2	Retailing	0.1
Consumer Durables & Apparel	0.2	Software & Services	0.1
Energy	0.2	Sovereign	3.0
Finance	0.3	Sovereign Government	0.6
Financial Intermediaries	0.7	Supranational	0.1
Food & Drug Retailing	0.1	Technology Hardware Equipment	0.9
Food Beverage & Tobacco	0.1	Telecommunication Services	0.4
Forest Products	0.3	Transportation	0.1
Government Agency	0.4	Utilities	0.2
Health Care Equipment & Services	0.0
Hotels, Restaurant & Leisure	0.0
Household & Personal	0.0

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Managed Conservative Growth Portfolio

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

G00516-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Managed Growth Portfolio, a portfolio of Federated Managed Allocation Portfolios, for the six-month period from December 1, 1999, through May 31, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings and financial statements.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 74% of the fund's $164.6-million portfolio was invested across stocks, including large-cap, small-cap and foreign stocks.1 The rest of the portfolio consisted of U.S. bonds.

During the reporting period, the fund's Institutional Shares delivered a total return of 0.68% through a share price decrease of $0.76, dividends totaling $0.104 per share, and capital gains totaling $0.776 per share.2 The fund's Select Shares produced a total return of 0.33% through a share price decrease of $0.76, dividends totaling $0.051 per share, and capital gains totaling $0.776 per share.2

Thank you for pursuing your long-term goals through the extremely high diversification and professional management of Federated Managed Growth Portfolio. As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX MONTHS ENDED MAY 31, 2000

The six-month reporting period ended May 31, 2000 was a generally favorable one for financial assets, and Federated Managed Growth Portfolio participated in the advance. For the reporting period, an investor in the fund's Institutional Shares had a total return of 0.68%,1 while an investor in the fund's Select Shares had a total return of 0.33%.1 As usual, performance among asset classes showed wide variation. Stocks of small U.S. companies did especially well early in the reporting period before declining in the last half of the reporting period when large company stocks provided better relative performance. Unlike stocks, bond prices fell early in the reporting period before rising for most of the remainder. The rising value of the dollar reduced returns to dollar-based holders of foreign stocks and bonds.

ASSET ALLOCATION AS OF MAY 31, 2000

Federated Managed Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio should achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value. The following table shows the allocation of the portfolio among different asset categories at May 31, 2000.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

Asset Category	Benchmark Allocation	Percentage as of May 31, 2000
Bonds[2]		28
U.S. Treasury Securities	8.3	21
Mortgage-Backed Securities	7.1	5
High Yield Corporate Bonds	0.0	2

Equities[2]		74
Large Company Stocks	45.0	44
Small Company Stocks	15.0	15
Foreign Stocks	20.0	15

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 2000 have been included under the appropriate equity asset category.

The fund has a below normal allocation to stocks following the steep decline in the prices of small company stocks during March, April and May. Concerns that the strong rate of growth in the U.S. economy would lead to higher inflation rates has resulted in the Federal Reserve Board (the "Fed") increasing short-term interest rates on three occasions during the six-month reporting period. When economic growth failed to slow, investors became concerned that many additional increases by the Fed would be necessary to prevent higher inflation rates. These concerns contributed to the decline in stock prices.

STRUCTURE OF THE BOND PORTFOLIO

Management has adopted a normal bond position following the rise in bond prices which occurred during the past six months. At the beginning of the reporting period, bond yields were higher because of investor concerns that the rapid rate of growth in the U.S. economy would lead to higher inflation rates. As the Fed continued to increase short-term interest rates in order to slow economic growth, investor concerns diminished. This change in outlook resulted in a reduction in bond yields and higher bond prices.

STRUCTURE OF THE EQUITY PORTFOLIO

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations while small cap and foreign stocks are held at below their normal allocations. This allocation contributed to the returns of the fund as large cap stocks had better performance relative to small cap stocks during the latter part of the reporting period. The lower weight on foreign stocks also contributed to returns as the increase in the value of the dollar over the last six months has decreased the returns for U.S. investors in foreign stocks.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		STOCKS--74.1%
		LARGE-CAP STOCKS--44.0%
		Basic Materials--1.0%
12,260		Du Pont (E.I.) de Nemours & Co.	$600,740
6,100		PPG Industries, Inc.	302,331
9,200		Weyerhaeuser Co.	456,550
10,500		Willamette Industries, Inc.	341,250

		TOTAL	1,700,871

		Capital Goods--2.9%
4,200		Caterpillar, Inc.	160,650
5,100		Eaton Corp.	370,069
53,700		General Electric Co.	2,825,962
6,200		Honeywell International, Inc.	339,063
15,000		Tyco International Ltd.	705,938
4,800		United Technologies Corp.	290,100

		TOTAL	4,691,782

		Communication Services--3.6%
8,100		Alltel Corp.	530,044
32,865		AT&T Corp.	1,140,005
18,300		Bell Atlantic Corp.	967,612
20,800		BellSouth Corp.	971,100
8,800		Comcast Corp., Class A	333,300
12,300		GTE Corp.	777,975
3,700	[1]	NEXTEL Communications, Inc., Class A	342,713
8,200	[1]	Sprint Corp. (PCS Group)	455,100
6,000		U.S. West, Inc.	432,000

		TOTAL	5,949,849

		Consumer Cyclicals--3.1%
6,200	[1]	Convergys Corp.	278,612
7,000		Costco Wholesale Corp.	223,562
15,200		Ford Motor Co.	738,150
8,600		General Motors Corp.	607,375
16,350		Home Depot, Inc.	798,084
9,600		Knight-Ridder, Inc.	508,800
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Consumer Cyclicals--continued
5,300		Target Corp.	$332,244
29,100		Wal-Mart Stores, Inc.	1,676,888

		TOTAL	5,163,715

		Consumer Staples--3.6%
6,400	[1]	Clear Channel Communications, Inc.	479,200
15,000		Coca-Cola Co.	800,625
6,900		Dial Corp.	98,325
6,800		Gillette Co.	226,950
7,700		Kimberly-Clark Corp.	465,850
9,200		PepsiCo, Inc.	374,325
21,500		Philip Morris Cos., Inc.	561,688
9,600		Procter & Gamble Co.	638,400
9,028	[1]	Viacom, Inc., Class B	559,736
14,800		Walgreen Co.	419,950
28,700		Walt Disney Co.	1,210,781

		TOTAL	5,835,830

		Energy--4.0%
12,400		Ashland, Inc.	433,225
8,300		Chevron Corp.	767,231
6,018		Conoco, Inc., Class B	171,513
35,540		Exxon Mobil Corp.	2,960,926
3,300		Halliburton Co.	168,300
16,200		Royal Dutch Petroleum Co., ADR	1,011,488
7,000		Schlumberger Ltd.	514,938
9,300		Texaco, Inc.	534,169

		TOTAL	6,561,790

		Financials--7.2%
15,900		Allstate Corp.	421,350
12,600		American Express Co.	678,037
10,426		American International Group, Inc.	1,173,577
19,794		Bank of America Corp.	1,099,804
9,500		Chase Manhattan Corp.	709,531
34,375		Citigroup, Inc.	2,137,695
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--continued
8,100		Fannie Mae	$487,013
14,000		First Union Corp.	492,625
11,526		Fleet Boston Financial Corp.	435,827
5,600		Loews Corp.	368,900
10,000		Mellon Financial Corp.	385,625
5,600		Merrill Lynch & Co., Inc.	552,300
12,600		Morgan Stanley, Dean Witter & Co.	906,413
7,600		PNC Bank Corp.	382,850
12,200		Post Properties, Inc.	535,275
9,900		Schwab (Charles) Corp.	284,625
19,300		U.S. Bancorp	501,800
11,300		Washington Mutual, Inc.	324,875

		TOTAL	11,878,122

		Health Care--4.7%
12,300		Abbott Laboratories	500,456
7,700	[1]	Amgen, Inc.	489,912
4,600		Baxter International, Inc.	305,900
13,200		Bristol-Myers Squibb Co.	726,825
8,200		Johnson & Johnson	733,900
7,300		Lilly (Eli) & Co.	555,713
9,200		Medtronic, Inc.	474,950
14,100		Merck & Co., Inc.	1,052,213
24,100		Pfizer, Inc.	1,073,956
14,824		Pharmacia Corp.	769,922
11,000		Schering Plough Corp.	532,125
4,500		Warner-Lambert Co.	549,563

		TOTAL	7,765,435

		Technology--13.1%
15,600	[1]	America Online, Inc.	826,800
7,200	[1]	Applied Materials, Inc.	601,200
9,900		Automatic Data Processing, Inc.	543,881
44,300	[1]	Cisco Systems, Inc.	2,522,331
17,700		Compaq Computer Corp.	464,625
8,000		Computer Associates International, Inc.	412,000
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Technology--continued
12,400	[1]	Compuware Corp.	$126,325
3,150		Corning, Inc.	609,328
18,300	[1]	Dell Computer Corp.	789,187
7,600	[1]	EMC Corp., Mass	883,975
5,100		Eastman Kodak Co.	304,725
5,700		Electronic Data Systems Corp.	366,581
11,500		First Data Corp.	644,719
6,800		Hewlett-Packard Co.	816,850
21,000		Intel Corp.	2,618,438
13,700		International Business Machines Corp.	1,470,181
20,300		Lucent Technologies, Inc.	1,164,713
20,200	[1]	Microsoft Corp.	1,263,763
6,100		Motorola, Inc.	571,875
10,700		Nortel Networks Corp.	581,144
18,900	[1]	Oracle Corp.	1,358,438
5,500	[1]	Qualcomm, Inc.	365,063
11,800	[1]	Sun Microsystems, Inc.	904,175
12,600		Texas Instruments, Inc.	910,350
3,600	[1]	Yahoo, Inc.	407,025

		TOTAL	21,527,692

		Transportation--0.3%
11,000		Union Pacific Corp.	465,438

		Utilities--0.5%
7,100		Enron Corp.	517,413
11,100		Reliant Energy, Inc.	316,350

		TOTAL	833,763

		TOTAL LARGE-CAP STOCKS	72,374,287

		SMALL-CAP STOCKS--6.5%
		Basic Materials--0.2%
4,100		Cambrex Corp.	172,712
1,600	[1]	Stillwater Mining Co.	44,900
3,600		USX-U.S. Steel Group, Inc.	81,225

		TOTAL	298,837

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Capital Goods--0.8%
2,900		Applied Power, Inc., Class A	$80,294
2,400		C&D Technologies, Inc.	174,000
1,900		Carlisle Cos., Inc.	78,969
1,400	[1]	Cognex Corp.	75,687
2,900	[1]	Dycom Industries, Inc.	140,469
4,100	[1]	Excel Technology, Inc.	129,150
4,200		Federal Signal Corp.	81,112
1,900		Harman International Industries, Inc.	109,963
1,800	[1]	Kemet Corp.	120,938
333	[1]	RailAmerica, Inc.	1,748
2,000	[1]	Shaw Group, Inc.	87,250
4,550		Spartech Corp.	134,794
5,100	[1]	Terex Corp.	81,281
900	[1]	Three-Five Systems, Inc.	56,475

		TOTAL	1,352,130

		Communication Services--0.2%
2,500	[1]	Adelphia Business Solutions, Inc.	55,625
1,100	[1]	AirGate PCS, Inc.	33,206
5,200	[1]	Alaska Communications Systems Holdings, Inc.	66,950
2,000	[1]	MGC Communications, Inc.	82,000
2,000	[1]	TeleCorp PCS, Inc.	60,750
1,200	[1]	Time Warner Telecom, Inc.	67,200

		TOTAL	365,731

		Consumer Cyclicals--0.5%
3,600		Centex Corp.	74,700
1,100	[1]	China.com Corp., Class A	26,194
2,400	[1]	DigitalThink, Inc.	50,400
1,100	[1]	Gemstar International Group Ltd.	46,681
2,200	[1]	Gentex Corp.	68,200
2,600		Hertz Corp., Class A	81,413
4,300	[1]	Lear Corp.	100,781
2,100	[1]	Media Metrix, Inc.	58,538
2,800	[1]	Modem Media, Inc.	33,775
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Cyclicals--continued
2,800	[1]	Tech Data Corp.	$105,175
5,300	[1]	Tower Automotive, Inc.	73,538
5,700	[1]	United Rentals, Inc.	92,625

		TOTAL	812,020

		Consumer Staples--0.4%
2,400	[1]	Andrx Corp.	143,100
5,500	[1]	Charter Communications, Inc.	67,031
2,400	[1]	Emmis Communications, Corp., Class A	81,900
2,100	[1]	Patterson Dental Co.	106,969
5,175	[1]	Tetra Tech, Inc.	113,850
1,300	[1]	TiVo, Inc.	25,188
2,100	[1]	XM Satellite Radio Holdings, Inc., Class A	63,000

		TOTAL	601,038

		Energy--0.4%
600	[1]	Atwood Oceanics, Inc.	32,812
2,200	[1]	Calpine Corp.	233,062
3,700	[1]	Global Industries Ltd.	65,213
3,200	[1]	Newfield Exploration Co.	134,000
2,700	[1]	Petroleum Geo-Services, ADR	51,469
2,700	[1]	Pride International, Inc.	68,681
1,900	[1]	Tuboscope, Inc.	41,325

		TOTAL	626,562

		Financials--0.4%
4,300	[1]	Affiliated Managers Group	144,050
5,200		Amex Financial Select Standard & Poor Depository Receipt	130,244
3,400	[1]	Intercept Group, Inc.	59,075
2,900		Jefferies Group, Inc.	58,544
1,400	[1]	Pinnacle Holdings, Inc.	68,600
700		SEI Investments Co.	98,109
1,300		Southwest Securities Group, Inc.	37,700
2,100		Technology Select Sector Standard & Poor Depository Receipt Fund	103,688

		TOTAL	700,010

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Health Care--0.5%
300	[1]	Affymetrix, Inc.	$35,625
1,500		Celgene Corp.	55,125
1,900	[1]	Cephalon, Inc.	98,325
1,500	[1]	Cubist Pharmaceuticals, Inc.	42,937
400	[1]	Human Genome Sciences, Inc.	35,100
2,025		Jones Pharma, Inc.	73,786
595	[1]	Medimmune, Inc.	92,448
1,200	[1]	Millennium Pharmaceuticals, Inc.	100,350
800	[1]	MiniMed, Inc.	95,600
6,200		Omnicare, Inc.	102,300
2,200	[1]	Sybron International Corp.	69,713
900	[1]	Techne Corp.	71,944
700		United Therapeutics Corp.	44,800

		TOTAL	918,053

		Technology--2.9%
800	[1]	724 Solutions, Inc.	28,400
2,800	[1]	ACTV, Inc.	34,125
900	[1]	Active Software, Inc.	32,287
1,400	[1]	Adaptive Broadband Corp.	37,100
600	[1]	Aether Systems, Inc.	82,462
3,000	[1]	Airnet Communications Corp.	44,250
1,200	[1]	Alpha Industries, Inc.	55,275
1,700	[1]	Applied Micro Circuits Corp.	168,725
900	[1]	AudioCodes Ltd.	65,756
1,100	[1]	Avanex Corp.	74,800
2,600	[1]	Broadvision, Inc.	93,112
2,000	[1]	Burr Brown Corp.	113,875
1,800	[1]	Business Objects SA, ADR	144,000
1,200	[1]	C-Cube Microsystems, Inc.	20,625
600	[1]	Clarent Corp.	25,425
2,200	[1]	Comverse Technology, Inc.	201,025
600	[1]	Concentric Network Corp.	26,850
1,714	[1]	Conexant Systems, Inc.	64,489
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Technology--continued
900	[1]	Cree Research, Inc.	$109,336
1,900	[1]	Crossroads Systems, Inc.	75,762
1,400	[1]	Cypress Semiconductor Corp.	58,887
900	[1]	Digital Lightwave, Inc.	49,444
600	[1]	E-Tek Dynamics, Inc.	110,287
700	[1]	E.piphany, Inc.	54,687
1,300	[1]	Extreme Networks, Inc.	63,537
1,100	[1]	F5 Networks, Inc.	35,475
5,300		FactSet Research Systems, Inc.	136,475
2,800	[1]	Finisar Corp.	62,475
2,000	[1]	Firepond, Inc.	34,000
1,100	[1]	GlobeSpan, Inc	97,212
1,851	[1]	Harmonic Lightwaves, Inc.	82,717
5,900	[1]	IGATE Capital Corp.	92,556
1,500		Interlink Electronics, Inc.	32,344
3,700	[1]	International Fibercom, Inc.	52,956
5,000	[1]	Internet Pictures Corp.	50,000
1,200	[1]	Keynote Systems, Inc.	41,775
1,600	[1]	Lattice Semiconductor Corp.	94,900
1,400	[1]	Liberate Technologies, Inc.	32,638
1,000	[1]	MCK Communications, Inc.	23,250
2,400	[1]	Mercury Interactive Corp.	203,400
2,100		Methode Electronics, Inc., Class A	75,338
2,100	[1]	Micrel, Inc.	133,875
1,600	[1]	National Instruments Corp.	58,200
2,900	[1]	Netro Corp.	86,638
3,600	[1]	Oak Technology, Inc.	53,100
2,000	[1]	Orbotech Ltd.	169,000
1,500	[1]	Packeteer, Inc.	19,406
3,200	[1]	Paradyne Networks, Inc.	90,000
700	[1]	Phone.com, Inc.	48,956
1,400	[1]	Photon Dynamics, Inc.	84,438
1,300	[1]	Puma Technology, Inc.	28,600
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Technology--continued
3,000	[1]	Qlogic Corp.	$147,375
800	[1]	Quantum Effect Devices, Inc.	32,350
800	[1]	RF Micro Devices, Inc.	84,000
1,300	[1]	RSA Security, Inc.	74,831
600	[1]	SDL, Inc.	135,938
900	[1]	Sandisk Corp.	52,313
2,000	[1]	Semtech Corp.	111,500
1,275	[1]	Sierra Wireless, Inc.	38,304
1,800	[1]	Tibco Software, Inc.	100,125
3,200	[1]	Varian Semiconductor Equipment Associates, Inc.	152,600
2,800	[1]	Virata Corp.	115,500
1,700	[1]	Zoran Corp.	66,725

		TOTAL	4,865,806

		Transportation--0.1%
2,400		USFreightways Corp.	65,850
2,600	[1]	Yellow Corp.	42,575

		TOTAL	108,425

		Utilities--0.1%
2,400		Avista Corp.	53,700
3,400		Utilicorp United, Inc.	66,725

		TOTAL	120,425

		TOTAL SMALL-CAP STOCKS	10,769,037

		FOREIGN EQUITY--15.0%
		Australia--0.3%
25,400		ERG Ltd.	120,103
5,700		News Corp., Ltd.	64,472
4,400		News Corp. Ltd., ADR	200,475
106,800		PowerLan Ltd.	66,471

		TOTAL	451,521

		Belgium--0.2%
6,180	[1]	Lernout and Hauspie Speech Products NV	258,401

		Brazil--0.1%
4,000		Unibanco Uniao de Bancos Brasileiros SA, ADR	96,750

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Canada--0.5%
1,800	[1]	C-MAC Industries, Inc.	$68,736
5,100		Descartes Systems Group, Inc. (Legend)	141,298
3,200		Nortel Networks Corp.	170,372
7,700		Quebecor World, Inc.	181,204
4,250	[1]	Rogers Communications, Inc., Class B	111,081
6,200		Talisman Energy, Inc.	198,678

		TOTAL	871,369

		China--0.1%
177,500		Shanghai Petrochemical Co. Ltd., Class H	21,868
159,000		Yanzhou Coal Mining Co., Class H	28,159
335,000		Zhejiang Expressway Co., Ltd.	42,991

		TOTAL	93,018

		Denmark--0.1%
3,000		Tele Danmark AS	211,825

		Finland--0.6%
22,000		JOT Automation Group Oyj	128,896
10,000		Nokia Oyj	520,586
2,050		Nokia Oyj, ADR, Class A	106,600
4,850	[1]	Perlos Oyj	174,205
400	[1]	Satama Interactive Oyj	1,933

		TOTAL	932,220

		France--3.3%
1,300		AXA	191,628
2,500		Accor SA	101,225
17,000		Alcatel	940,507
755		Bouygues SA	467,706
200		Canal Plus	38,064
280		Carrefour SA	19,814
2,200		Casino Ord	196,013
430		Christian Dior SA	98,286
2,600		Compagnie de Saint Gobain	362,638
800		France Telecom SA	116,805
1,000		Lagardere S.C.A.	69,971
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
200	[1]	Liberty Surf Group SA	$6,381
1,060		M6 Metropole Television	602,256
1,670		Pinault-Printemps-Redoute SA	359,437
4,100		STMicroelectronics NV (NY Reg Shrs)	244,424
4,830		Total Fina SA, Class B	761,088
3,750		Valeo SA	189,972
5,900		Vivendi SA	633,006

		TOTAL	5,399,221

		Germany, Federal Republic of--1.0%
60	[1]	ADVA AG Optical Networking	31,907
6,300		Bayerische Motoren Werke AG (BMW)	191,609
7,200		Continental AG	133,001
1,075	[1]	Epcos AG	131,232
320	[1]	GFK AG	13,046
1,900	[1]	Infineon Technologies AG	124,260
600		Intershop Communications AG	242,380
1,700	[1]	Medion AG	155,429
65		Porsche Vorzug	170,161
1,225		Schering AG	183,658
700		Siemens AG	102,668
7,120		Thyssen Krupp AG	121,560

		TOTAL	1,600,911

		Hong Kong--0.2%
128,000		Amoy Properties Ltd.	75,973
300,000		Beijing Datang Power	45,815
53,000		Brilliance China Automotive Holdings Ltd.	8,298
66,400		Cosco Pacific Ltd.	49,423
22,600		Television Broadcasts Ltd.	146,466

		TOTAL	325,975

		India--0.0%
1,400		NIIT Limited Demat Shares	61,878

		Israel--0.0%
1,300	[1]	Geo Interactive Media Group PLC	11,675

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Italy--0.2%
17,500		Arn Mondadori Edit	$402,451

		Japan--2.0%
15,000		Amada Co	129,520
13,000		Asahi Glass Co., Ltd.	120,579
4,000		Canon, Inc.	184,207
18		DDI Corp.	183,835
7,700		Daiwabo Information System Co., Ltd.	119,391
9,000		Fuji Oil Co., Ltd.	76,793
1,200		Hirose Electric Co.	168,126
3,000		Katokichi Co.	75,205
2,900		Kyocera Corp.	481,426
13,000		NEC Corp.	329,511
8,000		Nippon Electric Glass Co., Ltd.	147,960
40		Nippon TV Network Corp.	27,445
90	[1]	Nippon TV Network Corp. (New Shares)	59,830
13		Nippon Telegraph & Telephone Corp.	154,496
650		Ono Pharmaceutical Co., Ltd.	23,537
4,500		Sony Corp.	407,363
3,000		Taiyo Yuden Co.	227,845
6,000		Tokyo Electric Power Co.	149,854
9,000		Tostem Corp.	148,322
15,000		Yamaha Motor Co.	127,431

		TOTAL	3,342,676

		Korea, Republic of--0.4%
7,100		Hyundai Electronics Industries Co.	110,633
17,409		Korea Data Systems	83,230
600		SK Telecom Co., Ltd.	204,515
925		Samsung Electronics Co.	252,236

		TOTAL	650,614

		Malaysia--0.0%
1,000		Malayan United Industries Bhd.	225

		Mexico--0.1%
2,100		Telefonos de Mexico, Class L, ADR	102,244

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Netherlands--1.3%
2,750		ASM International NV	$74,659
12,425	[1]	ASM Lithography Holding NV	457,416
9,000	[1]	BE Semiconductor Industries NV	143,581
5,700		Koninklijke Ahold NV	161,130
22,000		Koninklijke (Royal) Philips Electronics NV	982,322
7,850		Laurus NV	79,828
400		OpenTV Corp., ADR	18,100
3,850		Unique International NV	98,237
1,125	[1]	United Pan-Europe Communications NV	29,147
1,750		Vendex KBB NV	31,184

		TOTAL	2,075,604

		Norway--0.0%
3,800		Tomra Systems ASA	80,235

		Portugal--0.6%
16,400		Banco Pinto & Sotto Mayor	370,269
50,000		Banco Portugues do Atlantico	192,188
17,800		Portugal Telecom SA	194,296
14,000		Telecel - Comunicacoes Pessoais SA	227,267

		TOTAL	984,020

		Singapore--0.4%
11,000		Chartered Semiconductor Manufacturing Ltd.	104,711
91,000		Delgro Corporation Ltd.	213,148
17,000	[1]	ST Assembly Test Services Ltd.	50,509
14,600		Singapore Press Holdings Ltd.	219,840

		TOTAL	588,208

		Spain--0.6%
2,000		Grupo Empresarial Ence SA	36,945
1,400	[1]	Sogecable SA	51,788
17,850		Telefonica SA	366,369
23,000		Union Electrica Fenosa	479,583

		TOTAL	934,685

		Sweden--0.5%
15,500		Gambro AB, Class A	115,594
2,100	[1]	Modern Times Group, Class B	94,084
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Sweden--continued
105,000		Rotternos AB	$107,524
5,250		SKF AB	96,129
25,300		Telefonaktiebolaget LM Ericsson	513,941

		TOTAL	927,272

		Switzerland--0.3%
38	[1]	Kudelski SA	422,660
1,000		UBS AG	134,923

		TOTAL	557,583

		Taiwan, Province of China--0.0%
512	[1]	Taiwan Semiconductor Manufacturing Co., ADR	18,080

		United Kingdom--2.2%
1,050		ARM Holdings PLC, ADR	27,169
17,300		BAA PLC	126,370
25,230		BP Amoco PLC	229,803
24,100		Bass PLC	263,701
57,500		British Aerospace PLC	361,059
10,151		British Telecommunication PLC	147,235
23,600		CMG PLC	329,588
19,300		Cable & Wireless PLC	322,114
18,900	[1]	Cable & Wireless Communications PLC	314,024
47,600		Diageo PLC	407,550
2,000	[1]	Energis PLC	76,040
6,200		Pace Micro Technology PLC	84,452
13,819		Prudential Corp., PLC	209,228
5,400		Railtrack Group PLC	67,897
5,800		Reckitt Benckiser PLC	63,637
27,800		Royal Bank of Scotland PLC, Edinburgh	457,736
26,800		Ti Group PLC	148,427

		TOTAL	3,636,030

		United States--0.0%
800	[1]	Infonet Services Corp., Class B	9,200
700	[1]	ST Assembly Test Services Ltd., ADR	21,613

		TOTAL	30,813

		TOTAL FOREIGN EQUITY	24,645,504

Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--8.6%[2]
$14,250,000		United States Treasury Bill, 6/15/2000	$14,226,773

		TOTAL STOCKS (IDENTIFIED COST $103,131,820)	122,015,601

		BONDS--27.9%
		TREASURY AND GOVERNMENT SECURITIES--21.0%
		Repurchase Agreement--14.4%[3]
23,595,000		Societe Generale, New York, 6.370%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	23,595,000

		U.S. Treasury Securities--6.6%
4,350,000		United States Treasury Bond, 8.125%, 5/15/2021	5,217,738
3,997,000		United States Treasury Note, 6.000%, 8/15/2009	3,897,315
1,375,000		United States Treasury Note, 6.375%, 8/15/2002	1,365,279
405,000		United States Treasury Note, 6.500%, 10/15/2006	403,797

		TOTAL	10,884,129

		TOTAL TREASURY AND GOVERNMENT SECURITIES	34,479,129

		HIGH YIELD BONDS--2.3%
483,003	[4]	The High Yield Bond Portfolio (at net asset value)	3,849,530

		MORTGAGE-BACKED SECURITIES--4.6%
806,727	[4]	Federated Mortgage Core Portfolio (at net asset value)	7,591,301

		TOTAL BONDS (IDENTIFIED COST $46,336,142)	45,919,960

		TOTAL INVESTMENTS (IDENTIFIED COST $149,467,962)[5]	$167,935,561

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and minimize trading costs. The underlying face amount, at value of open index futures is $12,230,150 at May 31, 2000.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Pursuant to an exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions if any are declared and paid annually and recorded by the fund as capital gains received.

5 The cost of investments for federal tax purposes amounts to $149,467,962. The net unrealized appreciation of investments on a federal tax basis amounts to $18,467,599 which is comprised of $25,937,553 appreciation and $7,469,954 depreciation as of May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($164,558,356) at May 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$23,595,000
Investments in securities	144,340,561

Total investments in securities, at value (identified and tax cost $149,467,962)		$167,935,561
Cash		4,009
Cash denominated in foreign currencies (identified cost $35,893)		36,695
Income receivable		381,801
Receivable for investments sold		1,093,990
Receivable for shares sold		408,511
Net receivable for foreign currency exchange contracts		1,088

TOTAL ASSETS		169,861,655

Liabilities:
Payable for investments purchased	5,137,544
Payable for shares redeemed	1,085
Payable for taxes withheld	3,517
Payable for daily variation margin	92,250
Accrued expenses	68,903

TOTAL LIABILITIES		5,303,299

Net assets for 11,426,327 shares outstanding		$164,558,356

Net Assets Consist of:
Paid in capital		$136,576,954
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		16,229,750
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		11,388,937
Undistributed net investment income		362,715

TOTAL NET ASSETS		$164,558,356

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$89,916,472 ÷ 6,238,817 shares outstanding		$14.41

Select Shares:
$74,641,884 ÷ 5,187,510 shares outstanding		$14.39

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $21,024)			$1,020,589
Interest			1,266,625

TOTAL INCOME			2,287,214

Expenses:
Investment adviser fee		$637,712
Administrative personnel and services fee		76,075
Custodian fees		33,814
Transfer and dividend disbursing agent fees and expenses		94,475
Directors'/Trustees' fees		1,895
Auditing fees		7,085
Legal fees		3,182
Portfolio accounting fees		35,950
Distribution services fee--Select Shares		276,582
Shareholder services fee--Institutional Shares		120,394
Shareholder services fee--Select Shares		92,194
Share registration costs		14,442
Printing and postage		23,248
Insurance premiums		644
Miscellaneous		5,762

TOTAL EXPENSES		1,423,454

Waivers:
Waiver of investment adviser fee	$(7,207)
Waiver of distribution services fee--Select Shares	(92,194)
Waiver of shareholder services fee--Institutional Shares	(96,316)

TOTAL WAIVERS		(195,717)

Net expenses			1,227,737

Net investment income			1,059,477

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments foreign currency transactions and futures contracts (net of foreign taxes withheld of $8,682)			12,233,315
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(12,432,348)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(199,033)

Change in net assets resulting from operations			$860,444

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,059,477	$1,936,347
Net realized gain on investments, foreign currency transactions and futures contracts($12,233,315 and $8,388,081, respectively, as computed for federal tax purposes)	12,233,315	9,227,919
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(12,432,348)	10,008,783

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	860,444	21,173,049

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(654,321)	(1,272,714)
Select Shares	(239,197)	(480,763)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(4,884,375)	(4,452,963)
Select Shares	(3,502,427)	(3,174,545)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,280,320)	(9,380,985)

Share Transactions:
Proceeds from sale of shares	37,579,985	52,520,002
Net asset value of shares issued to shareholders in payment of distributions declared	8,501,057	8,255,739
Cost of shares redeemed	(35,067,763)	(61,123,300)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,013,279	(347,559)

Change in net assets	2,593,403	11,444,505

Net Assets:
Beginning of period	161,964,953	150,520,448

End of period (including undistributed net investment income of $362,715 and $196,756, respectively)	$164,558,356	$161,964,953

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$15.17	$14.12	$13.58	$12.52	$11.59	$ 9.82
Income From Investment Operations:
Net investment income	0.12	0.22	0.23	0.30	0.33	0.35
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.00 [2]	1.75	1.22	1.43	1.24	1.77

TOTAL FROM INVESTMENT OPERATIONS	0.12	1.97	1.45	1.73	1.57	2.12

Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.22)	(0.31)	(0.38)	(0.33)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)	(0.02)

TOTAL DISTRIBUTIONS	(0.88)	(0.92)	(0.91)	(0.67)	(0.64)	(0.35)

Net Asset Value, End of Period	$14.41	$15.17	$14.12	$13.58	$12.52	$11.59

Total Return[3]	0.68%	14.83%	11.34%	14.40%	14.13%	21.96%

Ratios to Average Net Assets:

Expenses	1.14%[4]	1.15%	1.12%	1.05%	1.05%	1.00%

Net investment income	1.54%[4]	1.53%	1.66%	2.27%	2.96%	3.42%

Expense waiver/reimbursement[5]	0.21%[4]	0.22%	0.33%	0.52%	0.88%	1.71%

Supplemental Data:

Net assets, end of period (000 omitted)	$89,916	$93,453	$88,113	$76,271	$49,715	$25,611

Portfolio turnover	60%	113%	123%	115%	86%	139%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Six Months Ended (unaudited) May 31,	Year Ended November 30,
2000	1999	1	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$15.15	$14.10	$13.56	$12.50	$11.59	$ 9.80
Income From Investment Operations:
Net investment income	0.07	0.12	0.15	0.18	0.28	0.17
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.00	[2]	1.75	1.21	1.46	1.19	1.89

TOTAL FROM INVESTMENT OPERATIONS	0.07	1.87	1.36	1.64	1.47	2.06

Less Distributions:
Distributions from net investment income	(0.05)	(0.10)	(0.13)	(0.22)	(0.30)	(0.25)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)	(0.02)

TOTAL DISTRIBUTIONS	(0.83)	(0.82)	(0.82)	(0.58)	(0.56)	(0.27)

Net Asset Value, End of Period	$14.39	$15.15	$14.10	$13.56	$12.50	$11.59

Total Return[3]	0.33%	14.05%	10.58%	13.66%	13.22%	21.36%

Ratios to Average Net Assets:

Expenses	1.84%[4]	1.85%	1.82%	1.75%	1.75%	1.75%

Net investment income	0.86%[4]	0.83%	0.96%	1.29%	2.26%	2.65%

Expense waiver/reimbursement[5]	0.26%[4]	0.27%	0.38%	0.57%	0.93%	1.71%

Supplemental Data:

Net assets, end of period (000 omitted)	$74,642	$68,512	$66,407	$45,514	$31,390	$12,342

Portfolio turnover	60%	113%	123%	115%	86%	139%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2000, the Fund had realized gains of $2,621,778 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2000	32 Russell 2000 Index Futures	Long	$(1,923,250)

June 2000	13 S&P 500 Index Futures	Long	(302,738)

			$(2,225,988)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the six months ended May 31, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:

June 2, 2000	72,433 British Pound Sterling	$106,331	$108,422	$2,091

June 5, 2000	168,865 British Pound Sterling	252,723	252,765	42

June 2, 2000	9,964,629 Japanese Yen	92,720	92,518	(202)

Contracts Sold:

June 1, 2000	33,917 British Pound Sterling	49,926	50,769	(843)

				$1,088

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000 there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,396,881	$21,208,719	2,005,583	$29,171,009
Shares issued to shareholders in payment of distributions declared	338,082	4,987,908	362,222	4,875,142
Shares redeemed	(1,654,973)	(25,138,444)	(2,448,764)	(35,216,512)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	79,990	$1,058,183	(80,959)	$(1,170,361)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,081,278	$16,371,266	1,637,849	$23,348,993
Shares issued to shareholders in payment of distributions declared	238,821	3,513,149	252,468	3,380,597
Shares redeemed	(654,672)	(9,929,319)	(1,793,905)	(25,906,788)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	665,427	$9,955,096	96,412	$822,802

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	745,417	$11,013,279	15,453	$(347,559)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000, were as follows:

Purchases	$93,395,346

Sales	$92,627,985

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Automobiles & Components	0.5%
Banks	0.8%
Capital Goods	1.8%
Commercial Services & Supplies	0.1%
Communication Equipment	0.4%
Computer Software/Services	0.1%
Consumer Durables & Apparel	0.7%
Electronics	0.1%
Energy	0.7%
Food & Drug Retailing	0.3%
Food Beverage & Tobacco	0.5%
Health Care Equipment & Services	0.1%
Hotels/Restaurants & Leisure	0.1%
Insurance	0.2%
Materials	0.2%
Media	1.5%
Oil	0.6%
Pharmaceuticals & Health Care	0.1%
Real Estate	0.1%
Retailing	0.3%
Software & Services	0.6%
Technology Hardware & Equipment	3.8%
Telecommunications Services	1.6%
Transportation	0.3%
Utilities	0.8%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Managed Growth Portfolio

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

G00514-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Income Portfolio, a portfolio of Federated Managed Allocation Portfolios, for the six-month period from December 1, 1999 through May 31, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio that focuses on bonds. At the end of the reporting period, 84% of the fund's $116.4-million portfolio was invested across a range of United States and foreign government bonds and U.S. corporate bonds.1 The remainder of the portfolio was invested across U.S. stocks.

During the reporting period, the fund's Institutional Shares delivered a total return of 0.89% through dividends totaling $0.284 per share and capital gains totaling $0.087 per share.2 The fund's Select Shares produced a total return of 0.64% through dividends totaling $0.248 per share and capital gains totaling $0.087 per share.2

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Portfolio. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

1 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX MONTHS ENDED MAY 31, 2000

The six-month reporting period ended May 31, 2000 was a generally favorable one for financial assets, and Federated Managed Income Portfolio participated in the advance. For the reporting period, an investor in the fund's Institutional Shares had a total return of 0.89%,1 while an investor in the fund's Select Shares had a total return of 0.64%.1 As usual, performance among asset classes showed wide variation. Stocks of large U.S. companies did well as did U.S. Treasury bonds. Stock prices rose early in the reporting period before declining in the latter part of the reporting period while bond prices fell early in the reporting period before rising during the last half of the reporting period. The rising value of the dollar reduced returns to dollar based holders of foreign stocks and bonds.

ASSET ALLOCATION AS OF MAY 31, 2000

Federated Managed Income Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio should achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as seven asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative return. The following table shows the allocation of the portfolio among different asset categories at May 31, 2000.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

Asset Category	Benchmark Allocation	Percentage as of May 31, 2000
Bonds[2]		84
U.S. Treasury Securities	30.8	29
Mortgage-Backed Securities	26.3	26
Investment Grade Corporate Bonds	16.9	18
High Yield Corporate Bonds	4.0	4
Foreign Bonds	7.0	7

Equities[2]		15
Large Company Stocks	12.0	12
Foreign Stocks	3.0	3

The fund has a normal allocation to stocks in recognition of the risks associated with the rise in interest rates which occurred during the past six months. During this period, the Federal Reserve Board (the "Fed") acted to increase short-term interest rates on three occasions. Historically, a sequence of interest rate increases by the Fed has been a precursor to a fall in stock prices. While the current strength of the U.S. economy is likely to provide support for stock prices in the near term, the combination of rising interest rates and an overvalued stock market has substantially increased the risk of holding an overweight position in stocks.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 2000 have been included under the appropriate equity asset category.

STRUCTURE OF THE BOND PORTFOLIO

Management has adopted a normal bond position following the rise in bond prices which occurred during the past six months. At the beginning of the reporting period, bond yields were higher because of investor concerns that the rapid rate of growth in the U.S. economy would lead to higher inflation rates. As the Fed continued to increase short-term interest rates in order to slow economic growth, investor concerns diminished. This change in outlook resulted in a reduction in bond yields and higher bond prices.

Within the bond portfolio, investment grade corporate bonds are currently emphasized because of the higher than normal yield advantage which these securities tend to offer. Following the announcement by the U.S. Treasury that a portion of the fiscal surplus will be used to reduce the supply of outstanding U.S. Treasury bonds, prices of these bonds rose more rapidly than the prices of other types of bonds.

STRUCTURE OF THE EQUITY PORTFOLIO

Within the equity portfolio, the principal investment category is large cap stocks. The fund also invests a small portion of the equity portfolio in foreign stock markets as part of the strategy of diversifying the investments of the fund. During the six- month reporting period, a rising value of the dollar has modestly reduced returns for U.S. investors in foreign securities. However, this did not have a significant impact on the returns of the fund because of the small size of the foreign stock allocation.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		STOCKS--14.5%
		LARGE-COMPANY STOCKS--9.8%
		Basic Materials--0.2%
1,825		Du Pont (E.I.) de Nemours & Co.	$89,425
900		PPG Industries, Inc.	44,606
1,500		Weyerhaeuser Co.	74,437
1,700		Willamette Industries, Inc.	55,250

		TOTAL	263,718

		Capital Goods--0.7%
900		Caterpillar, Inc.	34,425
800		Eaton Corp.	58,050
9,100		General Electric Co.	478,887
1,400		Honeywell International, Inc.	76,562
2,400		Tyco International Ltd.	112,950
1,000		United Technologies Corp.	60,437

		TOTAL	821,311

		Communication Services--0.8%
1,300		Alltel Corp.	85,069
4,890		AT&T Corp.	169,622
3,400		Bell Atlantic Corp.	179,775
3,100		BellSouth Corp.	144,731
2,000		Comcast Corp., Class A	75,750
1,900		GTE Corp.	120,175
600	[1]	NEXTEL Communications, Inc., Class A	55,575
1,300	[1]	Sprint Corp. (PCS Group)	72,150
1,000		U.S. West, Inc.	72,000

		TOTAL	974,847

		Consumer Cyclicals--0.7%
600	[1]	Convergys Corp.	26,962
1,300		Costco Wholesale Corp.	41,519
2,300		Ford Motor Co.	111,694
1,300		General Motors Corp.	91,812
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Consumer Cyclicals--continued
2,700		Home Depot, Inc.	$131,794
1,600		Knight-Ridder, Inc.	84,800
1,000		Target Corp.	62,687
4,800		Wal-Mart Stores, Inc.	276,600

		TOTAL	827,868

		Consumer Staples--0.8%
1,000	[1]	Clear Channel Communications, Inc.	74,875
2,200		Coca-Cola Co.	117,425
1,100		Dial Corp.	15,675
1,500		Gillette Co.	50,062
1,100		Kimberly-Clark Corp.	66,550
1,600		PepsiCo, Inc.	65,100
3,200		Philip Morris Cos., Inc.	83,600
1,400		Procter & Gamble Co.	93,100
1,483	[1]	Viacom, Inc., Class B	91,946
2,400		Walgreen Co.	68,100
4,300		Walt Disney Co.	181,406

		TOTAL	907,839

		Energy--0.9%
2,000		Ashland, Inc.	69,875
1,200		Chevron Corp.	110,925
1,106		Conoco, Inc., Class B	31,521
5,288		Exxon Mobil Corp.	440,556
600		Halliburton Co.	30,600
2,500		Royal Dutch Petroleum Co., ADR	156,094
1,100		Schlumberger Ltd.	80,919
1,400		Texaco, Inc.	80,412

		TOTAL	1,000,902

		Financials--1.5%
2,296		Allstate Corp.	60,844
1,800		American Express Co.	96,862
1,535		American International Group, Inc.	172,783
2,965		Bank of America Corp.	164,743
1,400		Chase Manhattan Corp.	104,562
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--continued
4,975		Citigroup, Inc.	$309,383
1,500		Fannie Mae	90,187
2,000		First Union Corp.	70,375
1,710		Fleet Boston Financial Corp.	64,659
800		Loews Corp.	52,700
1,400		Mellon Financial Corp.	53,987
800		Merrill Lynch & Co., Inc.	78,900
1,400		Morgan Stanley, Dean Witter & Co.	100,712
1,100		PNC Bank Corp.	55,412
2,000		Post Properties, Inc.	87,750
1,800		Schwab (Charles) Corp.	51,750
3,100		U.S. Bancorp	80,600
1,512		Washington Mutual, Inc.	43,470

		TOTAL	1,739,679

		Health Care--1.1%
2,200		Abbott Laboratories	89,512
1,200	[1]	Amgen, Inc.	76,350
900		Baxter International, Inc.	59,850
2,200		Bristol-Myers Squibb Co.	121,137
1,200		Johnson & Johnson	107,400
1,200		Lilly (Eli) & Co.	91,350
1,600		Medtronic, Inc.	82,600
2,300		Merck & Co., Inc.	171,638
3,900		Pfizer, Inc.	173,794
2,742		Pharmacia Corp.	142,413
1,600		Schering Plough Corp.	77,400
700		Warner-Lambert Co.	85,488

		TOTAL	1,278,932

		Technology--2.9%
2,500	[1]	America Online, Inc.	132,500
1,200	[1]	Applied Materials, Inc.	100,200
1,600		Automatic Data Processing, Inc.	87,900
7,100	[1]	Cisco Systems, Inc.	404,256
2,900		Compaq Computer Corp.	76,125
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Technology--continued
1,300		Computer Associates International, Inc.	$66,950
2,000	[1]	Compuware Corp.	20,375
400		Corning, Inc.	77,375
2,900	[1]	Dell Computer Corp.	125,063
1,200	[1]	EMC Corp., MASS	139,575
900		Eastman Kodak Co.	53,775
900		Electronic Data Systems Corp.	57,881
1,600		First Data Corp.	89,700
1,000		Hewlett-Packard Co.	120,125
3,600		Intel Corp.	448,875
2,100		International Business Machines Corp.	225,356
3,560		Lucent Technologies, Inc.	204,255
3,100	[1]	Microsoft Corp.	193,944
900		Motorola, Inc.	84,375
1,700		Nortel Networks Corp.	92,331
3,000	[1]	Oracle Corp.	215,625
900	[1]	Qualcomm, Inc.	59,738
1,900	[1]	Sun Microsystems, Inc.	145,588
2,000		Texas Instruments, Inc.	144,500
600	[1]	Yahoo, Inc.	67,838

		TOTAL	3,434,225

		Transportation--0.1%
1,800		Union Pacific Corp.	76,163

		Utilities--0.1%
1,200		Enron Corp.	87,450
1,700		Reliant Energy, Inc.	48,450

		TOTAL	135,900

		TOTAL LARGE-COMPANY STOCKS	11,461,384

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--2.9%
		France -- 0.4%
18,000		iShares MSCI France Index Fund	$506,250

		Germany -- 0.4%
20,000		iShares MSCI Germany Index Fund	495,000

		Italy -- 0.2%
8,000		iShares MSCI Italy Index Fund	197,000

		Japan -- 0.6%
50,000		iShares MSCI Japan Index Fund	718,750

		Netherlands -- 0.2%
11,000		iShares MSCI Netherlands Index Fund	262,625

		Switzerland -- 0.3%
19,200		iShares MSCI Switzerland Index Fund	302,400

		United Kingdom -- 0.8%
46,000		iShares MSCI United Kingdom Index Fund	871,125

		TOTAL FOREIGN EQUITY	3,353,150

		FUTURES CONTRACTS COLLATERAL--1.8%[2]
$2,100,000		United States Treasury Bill, 6/15/2000	2,096,577

		TOTAL STOCKS (IDENTIFIED COST $14,474,574)	16,911,111

		BONDS--84.3%
		TREASURY AND GOVERNMENT SECURITIES--29.4%
		Repurchase Agreement--5.8%[3]
6,720,000		Societe Generale, New York, 6.370%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	6,720,000

		U.S. Treasury Securities--23.6%
493,000		United States Treasury Bond, 6.125%, 11/15/2027	483,303
10,200,000		United States Treasury Bond, 7.250%, 5/15/2004	10,406,448
10,967,000		United States Treasury Note, 6.000%, 8/15/2009	10,693,483
5,879,000		United States Treasury Note, 6.625%, 5/15/2007	5,915,509

		TOTAL	27,498,743

		TOTAL TREASURY AND GOVERNMENT SECURITIES	34,218,743

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		HIGH YIELD BONDS--3.9%
$570,503	[4]	The High Yield Bond Portfolio (at net asset value)	$4,546,911

		MORTGAGE-BACKED SECURITIES--26.2%
3,244,425	[4]	Federated Mortgage Core Portfolio (at net asset value)	30,530,035

		INVESTMENT GRADE BONDS--18.1%
		Air Transportation--0.2%
265,000		Delta Air Lines, Inc., Sr. Note, 6.65%, 3/15/2004	246,728

		Banking--1.0%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	86,039
470,000	[5]	Den Danske Bank, Note, 7.40% 6/15/2010	458,781
200,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	202,822
470,000	[5]	Swedbank, Sub. Note, 7.50%, 11/1/2006	431,141

		TOTAL	1,178,783

		Beverage & Tobacco--0.1%
100,000		Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001	97,672

		Cable Television--0.7%
800,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	860,016

		Chemicals & Plastics--0.3%
350,000	[5]	Bayer Corp., Deb., 6.50%, 10/1/2002	343,315

		Ecological Services & Equipment--0.2%
250,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	239,620

		Education--0.2%
300,000		Boston University, MTN, 7.625%, 7/15/2097	262,578

		Electronics--0.6%
700,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	666,813

		Finance - Automotive--1.0%
700,000		Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001	698,403
500,000		General Motor Acceptance Corp., Sr. Note, 6.00%, 2/01/2002	487,845

		TOTAL	1,186,248

		Finance - Retail--0.2%
300,000		Sears Roebuck Acceptance, MTN, 6.56%, 9/05/2000	299,640

		Financial Intermediaries--3.5%
400,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	370,556
1,000,000		Bear Stearns Cos., Inc., Sr. Note, 6.75%, 5/1/2001	992,310
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	221,775
400,000		DLJ, Note, 6.875%, 11/1/2005	373,836
Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Financial Intermediaries--continued
$500,000		FINOVA Capital Corp., Note, 7.25%, 11/08/2004	$423,125
175,000		Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002	169,778
725,000		Lehman Brothers Holdings, Inc, Note, 6.90%, 1/29/2001	720,846
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	304,184
400,000		PaineWebber Group, Inc., Note, 7.625%, 12/01/2009	367,780
100,000		Salomon, Inc., Note, 7.20%, 2/1/2004	97,795

		TOTAL	4,041,985

		Financial Services--0.2%
200,000		General Electric Capital Corp., Note, 7.00%, 3/01/2002	199,000

		Food & Drug Retailers--0.7%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	791,019

		Forest Products--1.2%
950,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	952,204
400,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	410,808

		TOTAL	1,363,012

		Health Care--0.9%
1,000,000		COL HCA Healthcare Corp., Sr. Note, 6.41%, 6/15/2000	1,004,830

		Insurance--1.4%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	222,560
350,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	267,750
250,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002	173,750
250,000		Delphi Funding LLC, Note, 9.31%, 3/25/2027	223,953
170,000		Geico Corp., Deb., 9.15%, 9/15/2021	179,209
400,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	309,876
250,000		USF&G Capital II., Company Guarantee, 8.47%, 1/10/2027	229,458

		TOTAL	1,606,556

		Leisure & Entertainment--0.4%
400,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	386,540
125,000		Viacom, Inc., Sr. Deb., 8.25%, 8/01/2022	117,735

		TOTAL	504,275

		Metals & Mining--0.6%
725,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	712,813

		Printing & Publishing--0.2%
200,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	199,924

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Real Estate--0.7%
$1,000,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	$811,610

		Retailers--1.4%
350,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/01/2007	313,394
190,000		Safeway, Inc., Note, 7.25%, 9/15/2004	184,583
660,000		Shopko Stores, Sr. Note, 8.50%, 3/15/2002	664,092
450,000		Target Corp., Note, 7.50%, 2/15/2005	446,927

		TOTAL	1,608,996

		Sovereign Government--0.2%
250,000		Colombia, Government of, Note, 7.25%, 2/15/2003	217,500

		Supranational--0.3%
165,000		Corp Andina De Fomento, Note, 8.875%, 6/01/2005	165,017
250,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/01/2004	241,880

		TOTAL	406,897

		Technology Services--0.4%
500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	435,640

		Telecommunications & Cellular--0.8%
300,000		BellSouth Telecommunications, Note, 6.00%, 6/15/2002	289,308
720,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	663,833

		TOTAL	953,141

		Utilities--0.7%
250,000		Enersis SA, Note, 7.40%, 12/1/2016	197,695
750,000		National Rural Utilities, MTN, 5.75%, 12/01/2008	648,308

		TOTAL	846,003

		TOTAL INVESTMENT GRADE BONDS	21,084,614

		FOREIGN BONDS--6.7%
		British Pound--0.1%
92,000		United Kingdom, Government of, Bond, 6.50%, 12/07/2003	139,638

		Canadian Dollar--0.3%
387,000		Canada, Government of, Deb., 6.50%, 6/1/2004	260,496
200,000		Ontario Hydro, 9.00%, 6/24/2002	140,194

		TOTAL	400,690

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Danish Krone--0.1%
955,000		Denmark, Government of, 5.00%, 8/15/2005	$115,587

		Euro--2.8%
327,741		Belgium, Government of, Bond, 6.50%, 3/31/2005	320,015
350,000		Finland, Government of, Bond, 5.75%, 2/23/2011	335,548
420,000		Ireland, Government of, 3.50%, 10/18/2005	359,003
980,000		Italy, Government of, Bond, 4.75%, 7/01/2005	890,062
35,000		Netherlands, Government of, 5.50%, 1/15/2028	32,523
358,823		Netherlands, Government of, 5.75%, 1/15/2004	341,124
45,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	44,707
240,404		Spain, Government of, 6.15%, 1/31/2013	235,436
370,000		Spain, Government of, Bond, 4.25%, 7/30/2002	339,254
358,607		Treuhandanstalt, Foreign Government Guarantee, 6.875%, 6/11/2003	350,387

		TOTAL	3,248,059

		Greek Drachma--0.4%
150,000,000		Greece, Government of, Floating Rate Note, 10.34%, 9/30/2003	431,486
11,400,000		Greece, Government of, Floating Rate Note, 10.24%, 10/23/2003	32,809

		TOTAL	464,295

		Hungarian Forint--0.0%
6,700,000		Hungary, Government of, Bond, 14.00%, 12/12/2002	26,082

		Japanese Yen--2.4%
41,000,000		DSL Bank, Note, 2.60%, 7/10/2002	397,712
13,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	121,230
43,000,000		International Business Machines Corp., Note, 0.90%, 4/14/2003	399,901
58,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	544,378
109,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	1,014,088
32,000,000		Westpac Banking Corp., Ltd, Sr. Unsub., 0.875%, 9/22/2003	298,113

		TOTAL	2,775,422

		New Zealand Dollar--0.1%
140,000		New Zealand, Government of, Bond, Series 403, 5.50%, 4/15/2003	61,382

		Norwegian Krone--0.1%
896,000		Norway, Government of, Bond, 7.00%, 5/31/2001	100,585

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Polish Zloty--0.2%
80,000		Poland, Government of, Bond, 12.00%, 10/12/2003	$16,364
1,075,000		Poland, Government of, Series 0604, 10.00%, 6/12/2004	207,295

		TOTAL	223,659

		South African Rand--0.2%
1,500,000		South Africa, Government of, 13.50%, 9/15/2015	203,630

		TOTAL FOREIGN BONDS	7,759,029

		TOTAL BONDS (IDENTIFIED COST $103,733,190)	98,139,332

		TOTAL INVESTMENTS (IDENTIFIED COST $118,207,764)[6]	$115,050,443

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $2,133,300 as of May 31, 2000.

3 The repurchase agreement is fully collateralized by U.S. Treasury government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Pursuant to an exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions if any are declared and paid annually and recorded by the fund as capital gains received.

5 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $1,233,237 which represents 1.1% of net assets.

6 The cost of investments for federal tax purposes amounts to $118,207,764. The net unrealized depreciation of investments on a federal tax basis amounts to $3,157,321 which is comprised of $3,081,789 appreciation and $6,239,110 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($116,410,957) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $118,207,764)		$115,050,443
Cash		5,008
Cash denominated in foreign currencies (identified cost $3,068)		3,068
Income receivable		1,185,987
Receivable for shares sold		250,484

TOTAL ASSETS		116,494,990

Liabilities:
Payable for daily variation margin	$7,500
Accrued expenses	76,533

TOTAL LIABILITIES		84,033

Net assets for 11,487,578 shares outstanding		$116,410,957

Net Assets Consist of:
Paid in capital		$119,397,907
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(3,102,873)
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		12,529
Undistributed net investment income		103,394

TOTAL NET ASSETS		$116,410,957

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$78,000,105 ÷ 7,698,257 shares outstanding		$10.13

Select Shares:
$38,410,852 ÷ 3,789,321 shares outstanding		$10.14

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $113)			$1,489,429
Interest (net of foreign taxes withheld of $554)			2,324,231

TOTAL INCOME			3,813,660

Expenses:
Investment adviser fee		$454,561
Administrative personnel and services fee		75,162
Custodian fees		9,095
Transfer and dividend disbursing agent fees and expenses		37,101
Directors'/Trustees' fees		1,716
Auditing fees		7,121
Legal fees		2,480
Portfolio accounting fees		35,189
Distribution services fee--Select Shares		148,128
Shareholder services fee--Institutional Shares		102,144
Shareholder services fee--Select Shares		49,376
Share registration costs		12,264
Printing and postage		14,613
Insurance premiums		337
Miscellaneous		5,926

TOTAL EXPENSES		955,213

Waivers:
Waiver of investment adviser fee	$(198,348)
Waiver of distribution services fee--Select Shares	(49,376)
Waiver of shareholder services fee--Institutional Shares	(81,715)

TOTAL WAIVERS		(329,439)

Net expenses			625,774

Net investment income			3,187,886

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments, foreign currency transactions and futures contracts			116,589
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(2,316,863)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(2,200,274)

Change in net assets resulting from operations			$987,612

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,187,886	$6,553,759
Net realized gain on investments, foreign currency transactions and futures contracts ($116,589 and $1,070,112, respectively, as computed for federal tax purposes)	116,589	1,544,962
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(2,316,863)	(6,816,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	987,612	1,282,576

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,259,270)	(4,324,201)
Select Shares	(951,047)	(2,062,940)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(721,626)	(2,276,942)
Select Shares	(347,316)	(1,309,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,279,259)	(9,973,823)

Share Transactions:
Proceeds from sale of shares	15,660,051	58,015,985
Net asset value of shares issued to shareholders in payment of distributions declared	2,634,799	6,076,858
Cost of shares redeemed	(29,034,248)	(52,573,553)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,739,398)	11,519,290

Change in net assets	(14,031,045)	2,828,043

Net Assets:
Beginning of period	130,442,002	127,613,959

End of period (including undistributed net investment income of $103,394 and $125,825, respectively)	$116,410,957	$130,442,002

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.41	$11.13	$10.77	$10.56	$10.54	$ 9.76
Income From Investment Operations:
Net investment income	0.29	0.55	0.55	0.60	0.59	0.62
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.20)	(0.42)	0.49	0.30	0.12	0.78

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.13	1.04	0.90	0.71	1.40

Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.55)	(0.62)	(0.62)	(0.62)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)	--

TOTAL DISTRIBUTIONS	(0.37)	(0.85)	(0.68)	(0.69)	(0.69)	(0.62)

Net Asset Value, End of Period	$10.13	$10.41	$11.13	$10.77	$10.56	$10.54

Total Return[2]	0.89%	1.22%	10.06%	8.88%	6.98%	14.74%

Ratios to Average Net Assets:

Expenses	0.80%[3]	0.80%	0.80%	0.80%	0.80%	0.75%

Net investment income	5.49%[3]	5.21%	5.09%	5.63%	5.72%	6.26%

Expense waiver/reimbursement[4]	0.53%[3]	0.54%	0.62%	0.70%	0.80%	1.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,000	$86,919	$81,421	$71,058	$67,122	$50,852

Portfolio turnover	23%	95%	122%	99%	164%	165%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.41	$11.13	$10.77	$10.56	$10.54	$ 9.77
Income From Investment Operations:
Net investment income	0.26	0.48	0.48	0.51	0.53	0.48
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.19)	(0.42)	0.49	0.31	0.10	0.83

TOTAL FROM INVESTMENT OPERATIONS	0.07	0.06	0.97	0.82	0.63	1.31

Less Distributions:
Distributions from net investment income	(0.25)	(0.47)	(0.48)	(0.54)	(0.54)	(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)	--

TOTAL DISTRIBUTIONS	(0.34)	(0.78)	(0.61)	(0.61)	(0.61)	(0.54)

Net Asset Value, End of Period	$10.14	$10.41	$11.13	$10.77	$10.56	$10.54

Total Return[2]	0.64%	0.52%	9.29%	8.14%	6.23%	13.76%

Ratios to Average Net Assets:

Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income	4.79%[3]	4.50%	4.39%	4.93%	5.02%	5.56%

Expenses waivers/reimbursement[4]	0.58%[3]	0.59%	0.67%	0.75%	0.85%	1.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,411	$43,523	$46,193	$36,608	$25,459	$13,927

Portfolio turnover	23%	95%	122%	99%	164%	165%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2000, the Fund had realized gains of $292,641 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2000	6 S&P 500 Index Futures	Long	$58,950

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the six months ended May 31, 2000, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000 there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,133,449	$11,601,793	3,910,942	$41,820,942
Shares issued to shareholders in payment of distributions declared	177,118	1,810,514	356,933	3,817,907
Shares redeemed	(1,964,699)	(20,088,716)	(3,231,903)	(34,562,713)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(654,132)	$(6,676,409)	1,035,972	$11,076,136

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	398,025	$4,058,258	1,511,648	$16,195,043
Shares issued to shareholders in payment of distributions declared	80,691	824,285	210,519	2,258,951
Shares redeemed	(869,845)	(8,945,532)	(1,690,983)	(18,010,840)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(391,129)	$(4,062,989)	31,184	$443,154

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,045,261)	$(10,739,398)	1,067,156	$11,519,290

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000, were as follows:

Purchases	$26,153,363

Sales	$33,377,829

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Banking	1.2%
Communications Equipment	0.1%
Finance	0.3%
Financial (Diversified)	2.9%
Financial Intermediaries	0.4%
Forest Products	0.4%
Government Agency	0.9%
Metals & Mining	0.6%
Oil (Int'l Integrated)	0.1%
Sovereign	4.2%
Sovereign Government	0.7%
Supranational	0.2%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Managed Income Portfolio

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212804
Cusip 314212705

G00517-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Managed Moderate Growth Portfolio, a portfolio of Federated Managed Allocation Portfolios, for the six-month period from December 1, 1999 through May 31, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

In pursuit of its investment objective, the fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 57% of the fund's $262.8-million portfolio was invested in stocks (large-company value; large-company growth; utility; foreign; and future contract collateral), while 45% was invested in bonds (U.S. Treasury and government; U.S. Treasury agreements; mortgage-backed; investment grade; high yield; foreign; and a repurchase agreement).1

During the reporting period, the fund's Institutional Shares delivered a total return of 1.01% through dividends totaling $0.176 per share, and capital gains totaling $0.611 per share.2 The fund's Select Shares produced a total return of 0.59% through dividends totaling $0.129 per share, and capital gains totaling $0.611 per share.2

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Moderate Growth Portfolio. As always, we invite your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
July 15, 2000

1 Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

PERFORMANCE FOR SIX MONTHS ENDED MAY 31, 2000

The six-month reporting period ended May 31, 2000 was a generally favorable one for financial assets, and Federated Managed Moderate Growth Portfolio participated in the advance. For the reporting period, an investor in the fund's Institutional Shares had a total return of 1.01%,1 while an investor in the fund's Select Shares had a total return of 0.59%.1 As usual, performance among asset classes showed wide variation. Stocks of small U.S. companies did especially well early in the reporting period before declining in the last half of the reporting period when large company stocks provided better relative performance. Unlike stocks, bond prices fell early in the reporting period before rising for most of the remainder. The rising value of the dollar reduced returns to dollar-based holders of foreign stocks and bonds.

ASSET ALLOCATION AS OF MAY 31, 2000

Federated Managed Moderate Growth Portfolio operates on an investment philosophy that, over time, an investor with a diversified portfolio should achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative return. The following table shows the allocation of the portfolio among different asset categories at May 31, 2000.

ASSET CATEGORIES AS A PERCENTAGE OF TOTAL ASSETS

Asset Category	Benchmark Allocation	Percentage as of May 31, 2000
Bonds[2]		45
U.S. Treasury Securities	14.6	20
Mortgage-Backed Securities	12.4	12
Investment Grade Corporate Bonds	8.0	8
High Yield Corporate Bonds	2.0	2
Foreign Bonds	3.0	3

Equities[2]		57
Large Company Stocks	35.0	34
Small Company Stocks	10.0	11
Foreign Stocks	15.0	12

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Bonds convertible into equity securities at a price below the closing price of the underlying equity securities on May 31, 2000 have been included under the appropriate equity asset category.

The fund has a below normal allocation to stocks following the steep decline in the prices of small company stocks during March, April and May. Concerns that the strong rate of growth in the U.S. economy would lead to higher inflation rates has resulted in the Federal Reserve Board (the "Fed") increasing short-term interest rates on three occasions during the six-month reporting period. When economic growth failed to slow, investors became concerned that many additional increases by the Fed would be necessary to prevent higher inflation rates. These concerns contributed to the decline in stock prices.

STRUCTURE OF THE BOND PORTFOLIO

Management has adopted a normal bond position following the rise in bond prices which occurred during the past six months. At the beginning of the reporting period, bond yields were higher because of investor concerns that the rapid rate of growth in the U.S. economy would lead to higher inflation rates. As the Fed continued to increase short-term interest rates in order to slow economic growth, investor concerns diminished. This change in outlook resulted in a reduction in bond yields and higher bond prices.

STRUCTURE OF THE EQUITY PORTFOLIO

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations while small cap and foreign stocks are held at below their normal allocations. This allocation contributed to the returns of the fund as large cap stocks had better performance relative to small cap stocks during the latter part of the reporting period. The lower weight on foreign stocks also contributed to returns as the increase in the value of the dollar over the last six months has decreased the returns for U.S. investors in foreign stocks.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		STOCKS--56.6%
		LARGE-COMPANY STOCKS--33.5%
		Basic Materials--0.7%
14,110		Du Pont (E.I.) de Nemours & Co.	$691,390
6,000		PPG Industries, Inc.	297,375
11,100		Weyerhaeuser Co.	550,837
12,700		Willamette Industries, Inc.	412,750

		TOTAL	1,952,352

		Capital Goods--2.3%
5,700		Caterpillar, Inc.	218,025
6,100		Eaton Corp.	442,631
67,100		General Electric Co.	3,531,137
9,000		Honeywell International, Inc.	492,187
18,200		Tyco International Ltd.	856,537
6,200		United Technologies Corp.	374,712

		TOTAL	5,915,229

		Communication Services--2.8%
37,879		AT&T Corp.	1,313,928
9,800		Alltel Corp.	641,287
22,900		Bell Atlantic Corp.	1,210,837
24,000		BellSouth Corp.	1,120,500
12,000		Comcast Corp., Class A	454,500
15,400		GTE Corp.	974,050
4,500	[1]	NEXTEL Communications, Inc., Class A	416,812
10,000	[1]	Sprint PCS Group	555,000
7,900		U.S. West, Inc.	568,800

		TOTAL	7,255,714

		Consumer Cyclicals--2.4%
6,900	[1]	Convergys Corp.	310,069
8,500		Costco Wholesale Corp.	271,469
17,700		Ford Motor Co.	859,556
10,000		General Motors Corp.	706,250
20,400		Home Depot, Inc.	995,775
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Consumer Cyclicals--continued
11,600		Knight-Ridder, Inc.	$614,800
6,700		Target Corp.	420,006
36,400		Wal-Mart Stores, Inc.	2,097,550

		TOTAL	6,275,475

		Consumer Staples--2.7%
7,700	[1]	Clear Channel Communications, Inc.	576,538
18,800		Coca-Cola Co.	1,003,450
8,400		Dial Corp.	119,700
9,100		Gillette Co.	303,712
9,700		Kimberly-Clark Corp.	586,850
11,300		PepsiCo, Inc.	459,769
24,800		Philip Morris Cos., Inc.	647,900
12,000		Procter & Gamble Co.	798,000
12,408	[1]	Viacom, Inc., Class B	769,296
17,900		Walgreen Co.	507,912
33,100		Walt Disney Co.	1,396,406

		TOTAL	7,169,533

		Energy--2.8%
15,000		Ashland, Inc.	524,062
9,400		Chevron Corp.	868,912
8,230		Conoco, Inc., Class B	234,555
36,252		Exxon Mobil Corp.	3,020,245
5,000		Halliburton Co.	255,000
20,200		Royal Dutch Petroleum Co., ADR	1,261,238
8,400		Schlumberger Ltd.	617,925
10,800		Texaco, Inc.	620,325

		TOTAL	7,402,262

		Financials--5.5%
19,900		Allstate Corp.	527,350
14,800		American Express Co.	796,425
13,032		American International Group, Inc.	1,466,914
22,918		Bank of America Corp.	1,273,381
10,900		Chase Manhattan Corp.	814,094
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--continued
43,175		Citigroup, Inc.	$2,684,945
12,000		Fannie Mae	721,500
17,500		First Union Corp.	615,781
14,429		Fleet Boston Financial Corp.	545,596
5,500		Loews Corp.	362,312
12,600		Mellon Financial Corp.	485,887
5,500		Merrill Lynch & Co., Inc.	542,437
15,900		Morgan Stanley Dean Witter & Co.	1,143,806
7,500		PNC Bank Corp.	377,812
14,700		Post Properties, Inc.	644,962
11,400		Schwab (Charles) Corp.	327,750
23,400		U.S. Bancorp	608,400
14,172		Washington Mutual, Inc.	407,445

		TOTAL	14,346,797

		Health Care--3.7%
15,000		Abbott Laboratories	610,312
9,200	[1]	Amgen, Inc.	585,350
6,100		Baxter International, Inc.	405,650
16,500		Bristol-Myers Squibb Co.	908,531
10,300		Johnson & Johnson	921,850
9,100		Lilly (Eli) & Co.	692,737
11,100		Medtronic, Inc.	573,037
17,600		Merck & Co., Inc.	1,313,400
30,100		Pfizer, Inc.	1,341,331
20,527		Pharmacia Corp.	1,066,121
13,800		Schering Plough Corp.	667,575
6,300		Warner-Lambert Co.	769,387

		TOTAL	9,855,281

		Technology--10.0%
19,500	[1]	America Online, Inc.	331,033,500
8,600	[1]	Applied Materials, Inc.	718,100
12,000		Automatic Data Processing, Inc.	659,250
55,400	[1]	Cisco Systems, Inc.	3,154,338
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Technology--continued
21,400		Compaq Computer Corp.	$561,750
9,700		Computer Associates International, Inc.	499,550
15,000	[1]	Compuware Corp.	152,812
3,660		Corning, Inc.	707,982
22,900	[1]	Dell Computer Corp.	987,562
9,500	[1]	EMC Corp. Mass	1,104,969
6,800		Eastman Kodak Co.	406,300
7,100		Electronic Data Systems Corp.	456,619
14,400		First Data Corp.	807,300
8,500		Hewlett-Packard Co.	1,021,062
26,200		Intel Corp.	3,266,812
15,400		International Business Machines Corp	1,652,612
24,490		Lucent Technologies, Inc.	1,405,114
24,300	[1]	Microsoft Corp.	1,520,269
7,000		Motorola, Inc.	656,250
12,900		Nortel Networks Corp.	700,631
23,600	[1]	Oracle Corp.	1,696,250
6,600	[1]	Qualcomm, Inc.	438,075
14,800	[1]	Sun Microsystems, Inc.	1,134,050
15,200		Texas Instruments, Inc.	1,098,200
4,200	[1]	Yahoo, Inc.	474,862

		TOTAL	26,314,219

		Transportation--0.2%
13,300		Union Pacific Corp.	562,756

		Utilities--0.4%
8,600		Enron Corp.	626,725
14,000		Reliant Energy, Inc.	399,000

		TOTAL	1,025,725

		TOTAL LARGE-COMPANY STOCKS	88,075,343

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--3.6%
		Basic Materials--0.1%
3,600		Cambrex Corp.	$151,650
3,200	[1]	International Fibercom, Inc.	45,800
1,400	[1]	Stillwater Mining Co.	39,287
3,200		USX-U.S. Steel Group, Inc.	72,200

		TOTAL	308,937

		Capital Goods--0.5%
2,500		Applied Power, Inc., Class A	69,219
2,000		C&D Technologies, Inc.	145,000
1,700		Carlisle Cos., Inc.	70,656
1,100	[1]	Cognex Corp.	59,469
2,425	[1]	Dycom Industries, Inc.	117,461
3,600	[1]	Excel Technology, Inc.	113,400
3,700		Federal Signal Corp.	71,456
1,700		Harman International Industries, Inc.	98,387
1,600	[1]	Kemet Corp.	107,500
333	[1]	RailAmerica, Inc.	1,748
2,000	[1]	Shaw Group, Inc.	87,250
4,000		Spartech Corp.	118,500
4,500	[1]	Terex Corp.	71,719
800	[1]	Three-Five Systems, Inc.	50,200

		TOTAL	1,181,965

		Communication Services--0.1%
2,200	[1]	Adelphia Business Solutions, Inc.	48,950
1,000	[1]	AirGate PCS, Inc.	30,187
4,600	[1]	Alaska Communications Systems Holdings, Inc.	59,225
1,800	[1]	MGC Communications, Inc.	73,800
1,700	[1]	TeleCorp PCS, Inc.	51,637
1,000	[1]	Time Warner Telecom, Inc.	56,000

		TOTAL	319,799

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Cyclicals--0.3%
3,200		Centex Corp.	$66,400
900	[1]	China.com Corp., Class A	21,431
2,100	[1]	DigitalThink, Inc.	44,100
1,000	[1]	Gemstar International Group Ltd.	42,438
1,900	[1]	Gentex Corp.	58,900
2,300		Hertz Corp., Class A	72,019
3,700	[1]	Lear Corp.	86,719
1,800	[1]	Media Metrix, Inc.	50,175
2,500	[1]	Modem Media, Inc.	30,156
2,400	[1]	Tech Data Corp.	90,150
4,700	[1]	Tower Automotive, Inc.	65,212
5,000	[1]	United Rentals, Inc.	81,250

		TOTAL	708,950

		Consumer Staples--0.2%
2,200	[1]	Andrx Corp.	131,175
4,800	[1]	Charter Communications, Inc.	58,500
2,200	[1]	Emmis Communications Corp., Class A	75,075
1,900	[1]	Patterson Dental Co.	96,781
4,525	[1]	Tetra Tech, Inc.	99,550
1,100	[1]	TiVo, Inc.	21,312
1,800	[1]	XM Satellite Radio Holdings, Inc., Class A	54,000

		TOTAL	536,393

		Energy--0.2%
500	[1]	Atwood Oceanics, Inc.	27,344
2,200	[1]	Calpine Corp.	233,062
3,200	[1]	Global Industries Ltd.	56,400
2,800	[1]	Newfield Exploration Co.	117,250
2,400	[1]	Petroleum Geo-Services ADR	45,750
2,400	[1]	Pride International, Inc.	61,050
1,600	[1]	Tuboscope, Inc.	34,800

		TOTAL	575,656

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--0.2%
3,800	[1]	Affiliated Managers Group	$127,300
4,500		Amex Financial Select Standard & Poor Depository Receipt	112,711
3,000	[1]	Intercept Group, Inc.	52,125
2,500		Jefferies Group, Inc.	50,469
1,300	[1]	Pinnacle Holdings, Inc.	63,700
600		SEI Investments Co.	84,094
1,100		Southwest Securities Group, Inc.	31,900
1,800		Technology Select Sector Standard & Poor Depository Receipt Fund	88,875

		TOTAL	611,174

		Health Care--0.3%
200	[1]	Affymetrix, Inc.	23,750
1,200	[1]	Celgene Corp.	44,100
1,700	[1]	Cephalon, Inc.	87,975
1,300	[1]	Cubist Pharmaceuticals, Inc.	37,212
300	[1]	Human Genome Sciences, Inc.	26,325
1,875		Jones Pharma, Inc.	68,320
480	[1]	Medimmune, Inc.	74,580
1,000	[1]	Millennium Pharmaceuticals, Inc.	83,625
700	[1]	MiniMed, Inc.	83,650
5,600		Omnicare, Inc.	92,400
2,000	[1]	Sybron International Corp.	63,375
800	[1]	Techne Corp.	63,950
600		United Therapeutics Corp.	38,400

		TOTAL	787,662

		Technology--1.6%
700	[1]	724 Solutions, Inc.	24,850
2,400	[1]	ACTV, Inc.	29,250
800	[1]	Active Software, Inc.	28,700
1,200	[1]	Adaptive Broadband Corp.	31,800
600	[1]	Aether Systems, Inc.	82,462
2,700	[1]	Airnet Communications Corp.	39,825
1,200	[1]	Alpha Industries, Inc.	55,275
1,500	[1]	Applied Micro Circuits Corp.	148,875
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Technology--continued
800	[1]	AudioCodes Ltd.	$58,450
900	[1]	Avanex Corp.	61,200
2,300	[1]	Broadvision, Inc.	82,369
1,800	[1]	Burr Brown Corp.	102,487
1,600	[1]	Business Objects SA, ADR	128,000
1,100	[1]	C-Cube Microsystems, Inc.	18,906
600	[1]	Clarent Corp.	25,425
2,000	[1]	Comverse Technology, Inc.	182,750
500	[1]	Concentric Network Corp.	22,375
1,450	[1]	Conexant Systems, Inc.	54,556
800	[1]	Cree Research, Inc.	97,187
1,600	[1]	Crossroads Systems, Inc.	63,800
1,200	[1]	Cypress Semiconductor Corp.	50,475
800	[1]	Digital Lightwave, Inc.	43,950
500	[1]	E-Tek Dynamics, Inc.	91,906
600	[1]	E.piphany, Inc.	46,875
1,100	[1]	Extreme Networks, Inc.	53,762
1,000	[1]	F5 Networks, Inc.	32,250
4,500		FactSet Research Systems	115,875
2,400	[1]	Finisar Corp.	53,550
1,700	[1]	Firepond, Inc.	28,900
1,000	[1]	GlobeSpan, Inc.	88,375
1,596	[1]	Harmonic Lightwaves, Inc.	71,321
5,200	[1]	IGATE Capital Corp.	81,575
1,350		Interlink Electronics, Inc.	29,109
4,400	[1]	Internet Pictures Corp.	44,000
1,100	[1]	Keynote Systems, Inc.	38,294
1,400	[1]	Lattice Semiconductor Corp.	83,037
1,200	[1]	Liberate Technologies, Inc.	27,975
900	[1]	MCK Communications, Inc.	20,925
2,400	[1]	Mercury Interactive Corp.	203,400
1,900		Methode Electronics, Inc., Class A	68,162
1,800	[1]	Micrel, Inc.	114,750
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Technology--continued
1,400	[1]	National Instruments Corp.	$50,925
2,500	[1]	Netro Corp.	74,688
3,100	[1]	Oak Technology, Inc.	45,725
1,700	[1]	Orbotech Ltd.	143,650
1,300	[1]	Packeteer, Inc.	16,819
2,800	[1]	Paradyne Networks, Inc.	78,750
600	[1]	Phone.com, Inc.	41,962
1,300	[1]	Photon Dynamics, Inc.	78,406
1,100	[1]	Puma Technology, Inc.	24,200
2,500	[1]	Qlogic Corp.	122,812
700	[1]	Quantum Effect Devices, Inc.	28,306
700	[1]	RF Micro Devices, Inc.	73,500
1,200	[1]	RSA Security, Inc.	69,075
400	[1]	SDL, Inc.	90,625
700	[1]	Sandisk Corp.	40,687
1,800	[1]	Semtech Corp.	100,350
1,050	[1]	Sierra Wireless, Inc.	31,554
1,800	[1]	Tibco Software, Inc.	100,125
2,800	[1]	Varian Semiconductor Equipment Associates, Inc.	133,525
2,400	[1]	Virata Corp.	99,000
1,500	[1]	Zoran Corp.	58,875

		TOTAL	4,230,567

		Transportation--0.0%
2,200		USFreightways Corp.	60,363
2,300	[1]	Yellow Corp.	37,663

		TOTAL	98,026

		Utilities--0.1%
2,100		Avista Corp.	46,988
3,000		Utilicorp United, Inc.	58,875

		TOTAL	105,863

		TOTAL SMALL-COMPANY STOCKS	9,464,992

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--11.9%
		Australia--0.2%
32,500		Erg Ltd.	$153,675
7,300		News Corp., Ltd.	82,570
5,600		News Corp. Ltd., ADR	255,150
135,800		PowerLan Ltd.	84,520

		TOTAL	575,915

		Belgium--0.1%
6,300	[1]	Lernout and Hauspie Speech Products NV	263,419

		Brazil--0.0%
4,800		Unibanco Uniao de Bancos Brasileiros SA, ADR	116,100

		Canada--0.4%
2,300	[1]	C-MAC Industries, Inc.	87,830
6,700		Descartes Systems Group Inc. (Legend)	185,627
4,100		Nortel Networks Corp.	218,289
9,750		Quebecor World, Inc.	229,446
5,400	[1]	Rogers Communications, Inc., Class B	141,138
8,000		Talisman Energy, Inc.	256,359

		TOTAL	1,118,689

		China--0.0%
225,000		Shanghai Petrochemical Co., Ltd., Class H	27,720
201,000		Yanzhou Coal Mining Co., Class H	35,597
424,000		Zhejiang Expressway Co., Ltd.	54,413

		TOTAL	117,730

		Denmark--0.1%
3,800		Tele Danmark AS	268,311

		Finland--0.5%
26,800		JOT Automation Group Oyj	157,019
13,320		Nokia Oyj	693,421
2,500		Nokia Oyj, ADR, Class A	130,000
6,200	[1]	Perlos OYJ	222,695
500	[1]	Satama Interactive Oyj	2,416

		TOTAL	1,205,551

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--2.6%
1,700		AXA	$250,590
3,000		Accor SA	121,470
21,750		Alcatel	1,203,295
965		Bouygues SA	597,797
200		Canal Plus	38,064
3,540		Carrefour SA	250,505
2,550		Casino Ord	227,197
540		Christian Dior SA	123,429
3,200		Compagnie de Saint Gobain	446,323
1,000		France Telecom SA	146,007
1,300		Lagardere S.C.A.	90,963
300	[1]	Liberty Surf Group SA	9,572
1,335		M6 Metropole Television	758,502
1,700		Pinault-Printemps-Redoute SA	365,894
4,775		STMicroelectronics N.V.	284,664
6,126		Total Fina SA, Class B	965,306
4,700		Valeo SA	238,098
7,500		Vivendi SA	804,669

		TOTAL	6,922,345

		Germany, Federal Republic of--0.8%
110	[1]	ADVA AG Optical Networking	58,496
7,800		Bayerische Motoren Werke AG (BMW)	237,230
9,100		Continental AG	168,099
1,350	[1]	Epcos AG	164,803
400	[1]	GFK AG	16,308
2,300	[1]	Infineon Technologies AG	150,419
700		Intershop Communications AG	282,777
2,200	[1]	Medion AG	201,144
80		Porsche Vorzug	209,429
1,590		Schering AG	238,381
900		Siemens AG	132,002
8,980	[1]	Thyssen Krupp AG	153,315

		TOTAL	2,012,403

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Hong Kong--0.2%
165,500		Amoy Properties Ltd.	$98,231
380,000		Beijing Datang Power	58,032
67,000		Brilliance China Automotive Holdings Ltd.	10,490
84,000		Cosco Pacific Ltd.	62,524
28,900		Television Broadcasts Ltd.	187,295

		TOTAL	416,572

		India--0.0%
1,800		NIIT Limited Demat Shares	79,557

		Israel--0.0%
1,600	[1]	Geo Interactive Media Group PLC	14,370

		Italy--0.2%
22,700		Arn Mondadori Edit	522,037

		Japan--1.6%
18,000		Amada Co.	155,425
16,000		Asahi Glass Co., Ltd.	148,405
5,000		Canon, Inc.	230,259
23		DDI Corp.	234,901
9,900		Daiwabo Information System Co., Ltd.	153,503
11,000		Fuji Oil Co., Ltd.	93,858
1,500		Hirose Electric Co.	210,157
4,000		Katokichi Co.	100,274
3,800		Kyocera Corp.	630,834
16,000		NEC Corp.	405,552
10,000		Nippon Electric Glass Co., Ltd.	184,950
60		Nippon TV Network Corp.	41,168
120	[1]	Nippon TV Network Corp. (New Shares)	79,773
17		Nippon Telegraph & Telephone Corp.	202,033
1,000		Ono Pharmaceutical Co., Ltd.	36,210
5,200		Sony Corp.	470,730
4,000		Taiyo Yuden Co.	303,793
9,000		Tokyo Electric Power Co.	224,781
11,000		Tostem Corp.	181,282
20,000		Yamaha Motor Co.	169,909

		TOTAL	4,257,797

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Korea, Republic of--0.3%
8,950		Hyundai Electronics Industries Co.	$139,460
22,146		Korea Data Systems	105,877
750		SK Telecom Co., Ltd.	255,644
1,200		Samsung Electronics Co.	327,224

		TOTAL	828,205

		Mexico--0.1%
2,700		Telefonos de Mexico, Class L, ADR	131,456

		Netherlands--1.1%
3,450		ASM International NV	93,663
14,775	[1]	ASM Lithography Holding NV	543,930
11,750	[1]	BE Semiconductor Industries NV	187,453
7,300		Koninklijke Ahold NV	206,359
27,630		Koninklijke (Royal) Philips Electronics NV	1,233,707
9,800		Laurus NV	99,658
500		OpenTV Corp., ADR	22,625
4,900		Unique International NV	125,029
5,100	[1]	United Pan-Europe Communications NV	132,131
7,850		Vendex KBB NV	139,882

		TOTAL	2,784,437

		Norway--0.0%
4,950		Tomra Systems ASA	104,517

		Philippines--0.0%
50	[1]	Filinvest Land, Inc.	2

		Portugal--0.5%
21,000		Banco Pinto & Sotto Mayor	474,125
62,500		Banco Portugues do Atlantico	240,235
17,000		Portugal Telecom SA	185,564
17,500		Telecel - Comunicacoes Pessoais SA	284,083

		TOTAL	1,184,007

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Singapore--0.3%
14,000		Chartered Semiconductor Manufacturing Ltd.	$133,268
114,000		Delgro Corporation Ltd.	267,020
21,000	[1]	ST Assembly Test Services Ltd.	62,394
18,300		Singapore Press Holdings Ltd.	275,553

		TOTAL	738,235

		Spain--0.5%
2,550		Grupo Empresarial Ence SA	47,105
1,800	[1]	Sogecable SA	66,585
23,158		Telefonica SA	475,316
29,000		Union Electrica Fenosa	604,691

		TOTAL	1,193,697

		Sweden--0.5%
19,700		Gambro AB, Class A	146,917
2,650	[1]	Modern Times Group, Class B	118,725
132,000		Rotternos AB	135,174
9,500		SKF AB	173,948
32,100		Telefonaktiebolaget LM Ericsson	652,076

		TOTAL	1,226,840

		Switzerland--0.2%
44	[1]	Kudelski SA	489,396
1,100		UBS AG	148,415

		TOTAL	637,811

		Taiwan, Province of China--0.0%
704	[1]	Taiwan Semiconductor Manufacturing Co., ADR	24,860

		United Kingdom--1.7%
1,325	[1]	ARM Holdings PLC, ADR	34,284
21,900		BAA PLC	159,971
32,996		BP Amoco PLC	300,538
30,200		Bass PLC	330,447
73,400		British Aerospace PLC	460,899
11,893		British Telecommunication PLC	172,502
29,600		CMG PLC	413,382
25,300		Cable & Wireless PLC	422,254
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
24,100	[1]	Cable & Wireless Communications PLC	$400,422
60,550		Diageo PLC	518,428
2,500	[1]	Energis PLC	95,050
800		Pace Micro Technology PLC	10,897
17,329		Prudential Corp. PLC	262,372
6,700		Railtrack Group PLC	84,243
6,400		Reckitt Benckiser PLC	70,220
34,100		Royal Bank of Scotland PLC, Edinburgh	561,468
33,100		Ti Group PLC	183,319

		TOTAL	4,480,696

		United States--0.0%
1,000	[1]	Infonet Services Corp., Class B	11,500
900	[1]	ST Assembly Test Services Ltd., ADR	27,788

		TOTAL	39,288

		TOTAL FOREIGN EQUITY	31,264,847

		FUTURES CONTRACTS COLLATERAL--7.6%[2]
$20,050,000		United States Treasury Bill, 6/15/2000	20,017,319

		TOTAL STOCKS (IDENTIFIED COST $147,077,108)	148,822,501

		BONDS--45.2%
		TREASURY AND GOVERNMENT SECURITIES--19.7%
		Repurchase Agreement--10.5%[3]
27,765,000		Societe Generale, New York, 6.370%, dated 5/31/2000, due 6/1/2000 (at amortized cost)	27,765,000

		U.S. Treasury Securities--9.2%
4,800,000		United States Treasury Bond, 8.875%, 8/15/2017	6,009,600
493,000		United States Treasury Note, 5.750%, 8/15/2003	480,113
10,880,000		United States Treasury Note, 6.000%, 8/15/2009	10,608,653
675,000		United States Treasury Note, 6.250%, 2/15/2003	666,900
6,405,000		United States Treasury Note, 6.500%, 10/15/2006	6,385,977

		TOTAL	24,151,243

		TOTAL TREASURY AND GOVERNMENT SECURITIES	51,916,243

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		HIGH YIELD BONDS--2.0%
$659,483	[4]	The High Yield Bond Portfolio (at net asset value)	$5,256,076

		MORTGAGE-BACKED SECURITIES--12.1%
3,381,908	[4]	Federated Mortgage Core Portfolio (at net asset value)	31,823,757

		INVESTMENT GRADE BONDS--8.3%
		Air Transportation--0.2%
695,000		Delta Air Lines, Inc., Sr. Note, 6.65%, 3/15/2004	647,080

		Automotive--0.2%
205,000		Arvin Capital, Inc., Company Guarantee, 9.50%, 2/1/2027	188,815
300,000		Hertz Corp., Note, 7.625%, 8/15/2007	290,586

		TOTAL	479,401

		Banking--0.6%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	86,039
330,000	[5]	Den Danske Bank, Note, 7.40% 6/15/2010	322,123
250,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	253,528
500,000		Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005	494,080
330,000	[5]	Swedbank, Sub., Note, 7.50%, 11/1/2006	302,716

		TOTAL	1,458,486

		Beverage & Tobacco--0.0%
50,000		Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001	48,836

		Cable Television--0.4%
960,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,032,019

		Chemicals & Plastics--0.2%
500,000	[5]	Bayer Corp., Deb., 6.50%, 10/1/2002	490,450

		Education--0.2%
500,000		Boston University, MTN, 7.625%, 7/15/2097	437,630

		Electronics--0.3%
700,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	666,813

		Finance - Automotive--0.3%
300,000		Ford Motor Credit Corp., Note, 6.125%, 4/28/2003	287,676
470,000		General Motors Acceptance, Sr. Note, 5.75%, 11/10/2003	441,913

		TOTAL	729,589

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Finance - Retail--0.0%
$105,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/05/2000	$104,874

		Financial Intermediaries--1.5%
400,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	370,556
600,000		Capital One Financial, Note, 7.125%, 8/01/2008	532,260
450,000		DLJ, Note, 6.875%, 11/1/2005	420,566
375,000		FINOVA Capital Corp., Note, 7.25%, 11/08/2004	317,344
300,000		Lehman Brothers Holdings, Bond, 6.20%, 1/15/2002	291,048
250,000		Lehman Brothers Holdings, Note, 6.90%, 1/29/2001	248,568
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	280,785
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	489,132
970,000		PaineWebber Group, Inc., Note, 7.625%, 12/01/2009	891,867
150,000		Salomon, Inc., Note, 7.20%, 2/1/2004	146,693

		TOTAL	3,988,819

		Financial Services--0.4%
550,000		General Electric Capital Corp., Note, 7.00%, 3/01/2002	547,250
550,000		Morgan Stanley, Dean Witter & Co., Unsecd. Note, 6.875%, 3/01/2003	537,207

		TOTAL	1,084,457

		Food & Drug Retailers--0.2%
450,000		Kroger Co., Company Guarantee, 7.25%, 6/01/2009	408,623
175,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	162,857

		TOTAL	571,480

		Forest Products--0.2%
180,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	180,418
450,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	462,159

		TOTAL	642,577

		Health Care--0.2%
400,000		COL HCA Healthcare Corp, Sr. Note, 6.41%, 6/15/2000	401,932

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Insurance--0.6%
$225,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	$172,125
450,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002	312,750
465,000		Geico Corp., Deb., 9.15%, 9/15/2021	490,189
450,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	348,611
250,000	[5]	USF&G Capital, Company Guarantee 8.312%, 7/1/2046	232,188

		TOTAL	1,555,863

		Leisure & Entertainment--0.2%
450,000		International Speedway Corp., Company Guarantee 7.875%, 10/15/2004	434,858
100,000		Viacom, Inc., Sr. Deb., 8.25%, 8/01/2022	94,188

		TOTAL	529,046

		Metals & Mining--0.2%
275,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	270,377
250,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	243,093

		TOTAL	513,470

		Oil & Gas--0.2%
300,000		Occidental Petroleum Corp., Sr. Note, 6.75%, 11/15/2002	290,289
300,000	[5]	Yosemite Trust I, Bond, 8.25%, 11/15/2004	293,985

		TOTAL	584,274

		Printing & Publishing--0.1%
360,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	359,863

		Real Estate--0.0%
100,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	81,161

		Retailers--0.5%
400,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/01/2007	358,164
540,000		Safeway, Inc., Note, 7.25%, 9/15/2004	524,605
450,000		Target Corp., Note, 7.50%, 2/15/2005	446,927

		TOTAL	1,329,696

		Sovereign--0.3%
800,000	[5]	Korea Development Bank, 7.625%, 10/01/2002	787,347

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Sovereign Government--0.2%
$535,000		Colombia, Government of, Note, 7.25%, 2/15/2003	$465,450

		Technology Services--0.3%
500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	435,640
275,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	294,938

		TOTAL	730,578

		Telecommunications & Cellular--0.5%
800,000		BellSouth Telecommunications, Note, 6.00%, 6/15/2002	771,488
540,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	497,875

		TOTAL	1,269,363

		Utilities--0.3%
800,000	[5]	Israel Electric Corp., Ltd., Note, 8.25% 10/15/2009	776,568

		TOTAL INVESTMENT GRADE BONDS	21,767,122

		FOREIGN BONDS--3.1%
		Belgian Franc--0.1%
218,708		Belgium, Government of, Bond, 6.50%, 3/31/2005	213,552

		British Pound--0.1%
160,000		United Kingdom, Government of, Bond, 6.50%, 12/07/2003	242,849

		Canadian Dollar--0.4%
219,000		Canada, Government of, Deb., 6.50%, 6/1/2004	147,412
400,000		Ontario Hydro, 9.00%, 6/24/2002	280,388
87,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	809,410

		TOTAL	1,237,210

		Danish Krone--0.0%
1,000,000		Denmark, Government of, 5.00%, 8/15/2005	121,034

		Deutsche Mark--0.3%
43,000,000		DSL Bank, Note, 2.60%, 7/10/2002	417,113
350,000		Treuhandanstalt, Foreign Government Guarantee, 6.875%, 6/11/2003	341,977

		TOTAL	759,090

		Finland Markka--0.1%
300,000		Finland, Government of, Bond, 5.75%, 2/23/2011	287,613

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Greek Drachma--0.2%
$181,800,000		Greece, Government of, Floating Rate Note, 10/23/2003	$523,213

		Hungarian Forint--0.0%
25,000,000		Hungary, Government of, Bond, 14.00%, 12/12/2002	97,320

		Irish Pound--0.1%
360,000		Ireland, Government of, 3.50%, 10/18/2005	307,717

		Italian Lira--0.4%
52,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	488,063
585,000		Italy, Government of, Bond, 4.75%, 7/01/2005	531,313

		TOTAL	1,019,376

		Netherlands Guilder--0.3%
350,000		Netherlands, Government, 5.50%, 1/15/2028	325,226
375,000		Netherlands, Government of, 5.75%, 1/15/2004	356,503

		TOTAL	681,729

		New Zealand Dollar--0.0%
150,000		New Zealand, Government of, Bond, Series 403, 5.50%, 4/15/2003	65,767

		Norwegian Krone--0.2%
42,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	391,666

		Polish Zloty--0.2%
1,460,000		Poland, Government of, Bond, 12.00%, 10/12/2003	298,644
850,000		Poland, Government of, Series 0604, 10.00%, 6/12/2004	163,908

		TOTAL	462,552

		Portugese Escutos--0.1%
330,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	327,854

		South African Rand--0.1%
1,250,000		South African, Government of, 13.50%, 9/15/2015	169,692

		Spanish Peseta--0.3%
380,000		Spain, Government of, 6.15%, 1/31/2013	372,147
405,000		Spain, Government of, Bond, 4.25%, 7/30/2002	371,346

		TOTAL	743,493

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		U.S. Dollar--0.2%
$48,000,000		International Business Machines Corp., Note, 0.90%, 4/14/2003	$446,401

		TOTAL FOREIGN BONDS	8,098,128

		TOTAL BONDS (IDENTIFIED COST $99,615,450)	118,861,326

		TOTAL INVESTMENTS (IDENTIFIED COST $246,692,558)[6]	$267,683,827

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payment to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts is $16,980,850 at May 31, 2000.

3 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement are through participation in joint accounts with other Federated funds.

4 Pursuant to an Exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions if any are declared and paid annually and recorded by the fund as capital gains received.

5 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $3,205,377 which represents 1.2% of net assets.

6 The cost of investments for federal tax purposes amounts to $246,692,558. The net unrealized appreciation of investments on a federal tax basis amounts $20,991,269 which is comprised of $32,575,006 appreciation and $11,583,737 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($262,765,019) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$27,765,000
Investments in securities	239,918,827

Total investments in securities, at value (identified and tax cost $246,692,558)		$267,683,827
Cash		2,068
Cash denominated in foreign currencies (identified cost $128,288)		127,167
Income receivable		1,503,568
Receivable for investments sold		1,563,421
Receivable for shares sold		51,908
Net receivable for foreign currency exchange contracts		1,748

TOTAL ASSETS		270,933,707

Liabilities:
Payable for investments purchased	7,920,514
Payable for shares redeemed	3,850
Payable for taxes withheld	6,712
Payable for daily variable margin	130,500
Accrued expenses	107,112

TOTAL LIABILITIES		8,168,688

Net assets for 20,382,850 shares outstanding		$262,765,019

Net Assets Consist of:
Paid in capital		$228,483,657
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		17,799,537
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		15,486,487
Undistributed net investment income		995,338

TOTAL NET ASSETS		$262,765,019

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$166,563,110 ÷ 12,904,448 shares outstanding		$12.91

Select Shares:
$96,201,909 ÷ 7,478,402 shares outstanding		$12.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $26,908)			$2,179,800
Interest (net of foreign taxes withheld of $956)			2,939,005

TOTAL INCOME			5,118,805

Expenses:
Investment adviser fee		$1,021,505
Administrative personnel and services fee		102,563
Custodian fees		43,650
Transfer and dividend disbursing agent fees and expenses		96,915
Directors'/Trustees' fees		2,179
Auditing fees		6,687
Legal fees		2,179
Portfolio accounting fees		49,143
Distribution services fee--Select Shares		376,112
Shareholder services fee--Institutional Shares		215,131
Shareholder services fee--Select Shares		125,371
Share registration costs		16,740
Printing and postage		22,915
Insurance premiums		755
Miscellaneous		11,094

TOTAL EXPENSES		2,092,939

Waivers:
Waiver of distribution services fee--Select Shares	$(125,371)
Waiver of shareholder services fee--Institutional Shares	(172,105)

TOTAL WAIVERS		(297,476)

Net expenses			1,795,463

Net investment income			3,323,342

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments, foreign currency transactions and futures contracts (net of foreign taxes withheld of $3,429)			16,359,134
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(17,338,248)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(979,114)

Change in net assets resulting from operations			$2,344,228

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,323,342	$6,507,283
Net realized gain on investments, foreign currency transactions and futures contracts ($16,359,134 and $11,900,033, respectively, as computed for federal tax purposes)	16,359,134	13,574,364
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(17,338,248)	7,099,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,344,228	27,180,765

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,224,012)	(4,669,273)
Select Shares	(939,663)	(1,813,373)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(7,558,834)	(7,963,532)
Select Shares	(4,339,709)	(4,086,575)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,062,218)	(18,532,753)

Share Transactions:
Proceeds from sale of shares	75,895,784	105,170,271
Net asset value of shares issued to shareholders in payment of distributions declared	12,093,891	14,641,151
Cost of shares redeemed	(77,032,522)	(126,035,411)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,957,153	(6,223,989)

Change in net assets	(1,760,837)	2,424,023

Net Assets:
Beginning of period	264,525,856	262,101,833

End of period (including undistributed net investment income of $995,338 and $835,671, respectively)	$262,765,019	$264,525,856

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$13.55	$13.15	$13.10	$12.23	$11.52	$ 9.82
Income From Investment Operations:
Net investment income	0.18	0.35	0.35	0.38	0.41	0.40
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.03)	1.00	0.92	1.19	0.97	1.70

TOTAL FROM INVESTMENT OPERATIONS	0.15	1.35	1.27	1.57	1.38	2.10

Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.34)	(0.40)	(0.44)	(0.40)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)	--

TOTAL DISTRIBUTIONS	(0.79)	(0.95)	(1.22)	(0.70)	(0.67)	(0.40)

Net Asset Value, End of Period	$12.91	$13.55	$13.15	$13.10	$12.23	$11.52

Total Return[2]	1.01%	11.00%	10.56%	13.39%	12.54%	21.79%

Ratios to Average Net Assets:

Expense	1.06%[3]	1.06%	1.07%	1.05%	1.05%	1.00%

Net investment income	2.70%[3]	2.69%	2.67%	3.07%	3.77%	4.29%

Expense waiver/reimbursement[4]	0.20%[3]	0.20%	0.20%	0.26%	0.40%	0.76%

Supplemental Data:

Net assets, end of period (000 omitted)	$166,563	$168,702	$173,514	$163,519	$136,255	$68,313

Portfolio turnover	48%	113%	111%	136%	95%	106%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999 [1]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$13.51	$13.11	$13.06	$12.20	$11.50	$ 9.81
Income From Investment Operations:
Net investment income	0.14	0.26	0.26	0.30	0.36	0.23
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.05)	1.00	0.92	1.18	0.94	1.79

TOTAL FROM INVESTMENT OPERATIONS	0.09	1.26	1.18	1.48	1.30	2.02

Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.25)	(0.32)	(0.37)	(0.33)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)	--

TOTAL DISTRIBUTIONS	(0.74)	(0.86)	(1.13)	(0.62)	(0.60)	(0.33)

Net Asset Value, End of Period	$12.86	$13.51	$13.11	$13.06	$12.20	$11.50

Total Return[2]	0.59%	10.26%	9.80%	12.56%	11.75%	20.95%

Ratios to Average Net Assets:

Expense	1.76%[3]	1.76%	1.77%	1.75%	1.75%	1.75%

Net investment income	2.00%[3]	1.99%	2.00%	2.37%	3.06%	3.48%

Expense waiver/reimbursement[4]	0.25%[3]	0.25%	0.25%	0.31%	0.45%	0.76%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,202	$95,824	$88,588	$72,746	$60,208	$27,358

Portfolio turnover	48%	113%	111%	136%	95%	106%

1 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years the fund was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2000, the Fund had realized gains of $3,762,894 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2000	46 Russell 2000 Index Futures	Long	$(2,763,950)

June 2000	17 S&P 500 Index Futures	Long	(395,888)

			$(3,159,838)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the six months ended May 31, 2000, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000 there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,269,232	$57,476,087	6,036,374	$79,200,918
Shares issued to shareholders in payment of distributions declared	546,913	7,194,466	725,753	9,138,768
Shares redeemed	(4,361,440)	(58,791,742)	(7,512,230)	(98,734,110)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	454,705	$5,878,811	(750,103)	$(10,394,424)

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,380,008	$18,419,697	1,984,608	$25,969,353
Shares issued to shareholders in payment of distributions declared	373,801	4,899,425	438,611	5,502,383
Shares redeemed	(1,370,034)	(18,240,780)	(2,088,033)	(27,301,301)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	383,775	$5,078,342	335,186	$4,170,435

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	838,480	$10,957,153	(414,917)	$(6,223,989)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser, receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Funds' Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2000, were as follows:

Purchases	$121,472,706
Sales	$125,177,168

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Automobiles & Components	0.4%
Banking	0.5%
Banks	0.6%
Capital Goods	1.4%
Commercial Services & Supplies	0.1%
Communications Equipment	0.3%
Computers Software/Services	0.1%
Consumer Durables & Apparel	0.5%
Electronics (Instrument)	0.1%
Energy	0.6%
Finance	0.2%
Financial Intermediaries	0.3%
Food & Drug Retailing	0.3%
Food Beverage & Tobacco	0.4%
Forest Products	0.2%
Government Agency	0.3%
Health Care Equipment & Services	0.1%
Hotels Restaurants & Leisure	0.1%
Household & Personal Products	0.0%
Insurance	0.2%
Materials	0.1%
Media	1.2%
Metals & Mining	0.1%
Oil & Gas (Drilling & Equipment)	0.0%
Oil (Int'l Integrated)	0.5%
Pharmaceuticals & Biotechnology	0.1%
Real Estate	0.0%
Retailing	0.3%
Services (Commercial & Consumer)	0.0%
Software & Services	0.5%
Sovereign	1.9%
Sovereign Government	0.5%
Technology Hardware & Equipment	2.9%
Telecommunication Services	1.3%
Transportation	0.2%
Utilities	0.6%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Managed Moderate Growth Portfolio

Institutional Shares
Select Shares

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

G00515-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.